Putnam Premier Income Trust
The fund's portfolio
4/30/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (134.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.5%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$93,880	$99,781
5.00%, with due dates from 5/20/49 to 3/20/50	338,770	358,018
4.50%, with due dates from 10/20/49 to 1/20/50	167,354	172,229
4.00%, with due dates from 8/20/49 to 1/20/50	140,184	141,453
3.50%, with due dates from 8/20/49 to 3/20/50	1,097,869	1,079,174

		1,850,655
U.S. Government Agency Mortgage Obligations (134.4%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	143,116	148,406
4.50%, 5/1/49	30,979	31,795
Uniform Mortgage-Backed Securities
5.50%, TBA, 5/1/52	2,000,000	2,083,159
4.50%, TBA, 6/1/52	111,000,000	112,378,886
4.50%, TBA, 5/1/52	29,000,000	29,502,982
4.00%, TBA, 6/1/52	40,000,000	39,637,496
4.00%, TBA, 5/1/52	122,000,000	121,280,383
3.50%, TBA, 6/1/52	65,000,000	62,864,594
3.50%, TBA, 5/1/52	40,000,000	38,784,340
3.00%, TBA, 6/1/52	26,000,000	24,455,213
3.00%, TBA, 5/1/52	35,000,000	32,995,673
2.50%, TBA, 5/1/52	90,000,000	82,110,924
2.00%, TBA, 5/1/52	27,000,000	23,809,999

		570,083,850

Total U.S. government and agency mortgage obligations (cost $577,846,513)		$571,934,505

U.S. TREASURY OBLIGATIONS (0.5%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.75%, 9/30/22(i)	$230,000	$230,750
1.625%, 5/15/26(i)	307,000	293,784
1.125%, 2/28/27(i)	198,000	182,211
0.50%, 11/30/23(i)	377,000	365,600
0.25%, 6/30/25(i)	855,000	787,147
0.25%, 5/31/25(i)	300,000	276,885

Total U.S. treasury obligations (cost $2,136,377)		$2,136,377

MORTGAGE-BACKED SECURITIES (49.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (26.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 6.096%, 4/15/40	$1,098,643	$48,923
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.646%, 12/15/47	1,736,507	239,291
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.646%, 11/15/47	298,765	43,677
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.582%, 9/25/50	9,894,553	1,607,865
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.546%, 8/15/56	5,617,121	926,825
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.546%, 4/15/47	1,221,483	196,927
REMICs Ser. 4813, IO, 5.50%, 8/15/48	3,156,218	666,720
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.432%, 7/25/50	9,404,816	1,371,817
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.382%, 1/25/50	6,363,287	866,376
REMICs Ser. 4991, Class IE, IO, 5.00%, 7/25/50	17,081,531	3,364,891
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	1,101,722	205,691
REMICs Ser. 5179, Class BI, IO, 4.50%, 1/25/52	12,321,441	2,056,426
REMICs Ser. 5152, Class MI, IO, 4.50%, 10/25/51	10,590,958	2,386,519
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	6,897,860	1,148,690
REMICs Ser. 5049, Class AI, IO, 4.50%, 12/25/50	6,432,031	1,332,800
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	5,149,927	1,039,527
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	6,481,309	1,405,633
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	9,277,441	1,823,901
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	6,288,720	1,321,274
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	835,607	157,164
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	483,257	71,631
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	655,913	71,868
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	10,243,878	1,789,575
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,530,287	266,726
REMICs Ser. 4425, IO, 4.00%, 1/15/45	1,483,240	227,752
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,964,198	392,148
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,416,640	200,419
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	2,147,172	299,015
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	1,358,223	165,798
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	717,873	54,823
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	586,784	26,880
REMICs Ser. 5082, Class IQ, IO, 3.00%, 3/25/51	12,677,640	1,980,881
REMICs Ser. 5051, Class BI, IO, 3.00%, 11/25/50	16,153,392	2,242,278
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	3,263,167	268,852
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,426,861	96,598
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	302,022	4,766
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.395%, 7/25/43(WAC)	1,574,914	21,734
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	2,344,646	443,933
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	2,194,396	435,457
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 5.732%, 4/25/40	784,993	112,669
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.582%, 3/25/48	3,818,236	496,752
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.532%, 6/25/48	6,908,871	900,758
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	98,224	16,653
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	3,659,677	649,885
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.482%, 5/25/47	8,079,019	1,050,273
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.482%, 10/25/41	192,308	5,463
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.432%, 12/25/46	3,664,024	416,647
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.432%, 5/25/39	11,724,875	1,374,788
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.382%, 3/25/50	5,620,189	771,258
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.382%, 8/25/49	3,550,809	396,848
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.332%, 11/25/49	6,885,829	945,424
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.282%, 2/25/43	2,636,034	377,215
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.232%, 10/25/41	1,692,036	199,231
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	308,342	50,235
REMICs Ser. 20-45, Class EI, IO, 5.00%, 7/25/50	4,215,600	823,142
REMICs Ser. 21-77, Class BI, IO, 4.50%, 11/25/51	11,994,101	2,313,253
REMICs Ser. 21-15, Class IJ, IO, 4.50%, 4/25/51	4,914,021	1,075,188
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	9,737,949	1,746,296
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	371,345	76,815
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	15,597,694	2,944,065
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	615,604	40,303
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	3,356,741	574,163
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	1,059,254	153,836
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	809,438	99,820
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	603,289	69,077
REMICs Ser. 20-85, Class PI, IO, 3.00%, 12/25/50	13,342,169	2,184,780
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	630,892	26,444
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	255,872	2,308
REMICs Ser. 21-56, Class WI, IO, 2.50%, 9/25/51	16,950,033	2,201,817
REMICs Ser. 21-43, Class IO, IO, 2.50%, 6/25/51	16,773,451	2,629,327
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	1,039,889	10,399
Government National Mortgage Association
IFB Ser. 21-98, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 5.706%, 6/20/51	8,794,840	1,264,258
IFB Ser. 21-77, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 5.706%, 5/20/51	8,295,958	1,215,900
IFB Ser. 21-59, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 5.706%, 4/20/51	5,980,745	748,366
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 5.706%, 9/20/50	7,326,821	1,167,888
FRB Ser. 21-116, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.606%, 11/20/47	8,195,953	1,540,149
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 5.586%, 4/20/44	4,450,779	604,049
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.556%, 7/20/50	4,559,794	725,837
IFB Ser. 19-5, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.556%, 1/20/49	4,204,594	470,703
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.556%, 9/20/43	511,829	65,176
IFB Ser. 20-63, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.506%, 5/20/50	5,350,573	658,760
IFB Ser. 20-63, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.506%, 4/20/50	6,855,666	976,416
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.506%, 8/20/49	5,572,681	656,518
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.506%, 7/20/49	4,946,113	551,986
IFB Ser. 19-89, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.506%, 7/20/49	6,513,703	689,416
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.456%, 2/20/50	668,916	63,975
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.456%, 1/20/50	4,045,788	493,922
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.456%, 12/20/49	3,489,817	426,870
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.456%, 9/20/49	5,567,039	576,784
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.456%, 8/20/49	451,752	49,117
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.456%, 6/20/49	346,282	33,654
IFB Ser. 20-63, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.406%, 8/20/43	6,099,229	762,465
IFB Ser. 10-90, Class ES, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.356%, 7/20/40	4,886,510	586,181
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.006%, 8/20/44	1,970,884	209,068
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	957,658	193,773
Ser. 16-42, IO, 5.00%, 2/20/46	2,351,611	433,353
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	3,410,748	496,093
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	3,972,730	773,411
Ser. 14-76, IO, 5.00%, 5/20/44	924,268	178,749
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	719,354	151,280
Ser. 12-146, IO, 5.00%, 12/20/42	663,539	135,972
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	937,893	183,034
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	674,493	129,791
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	3,027,348	626,298
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,550,825	313,794
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	3,132,743	593,442
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	562,428	107,209
Ser. 20-61, IO, 4.50%, 5/20/50	13,136,310	2,459,119
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,739,530	289,072
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	1,020,317	203,063
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,302,282	220,119
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,271,208	216,033
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	175,548	12,425
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	1,126,869	207,993
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,235,525	207,724
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	1,997,880	366,871
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,086,968	190,888
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,276,432	208,649
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	748,392	139,051
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	821,112	154,985
Ser. 20-78, Class DI, IO, 4.00%, 6/20/50	9,736,126	1,475,081
Ser. 16-29, IO, 4.00%, 2/16/46	1,026,411	171,153
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	2,554,906	431,345
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	2,211,221	430,525
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	1,747,545	260,821
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,495,193	181,292
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	4,808,406	701,586
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	1,743,383	80,907
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	584,384	96,513
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	1,619,608	110,117
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	566,754	87,218
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	536,444	92,734
Ser. 21-156, IO, 3.50%, 7/20/51	10,515,754	1,863,900
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	6,119,323	980,668
Ser. 20-138, Class IC, IO, 3.50%, 8/20/50	14,303,208	2,384,059
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	132,588	4,894
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	1,127,018	134,917
Ser. 13-76, IO, 3.50%, 5/20/43	1,496,703	204,869
Ser. 13-28, IO, 3.50%, 2/20/43	396,095	41,622
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	593,012	65,949
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	986,549	112,486
Ser. 13-14, IO, 3.50%, 12/20/42	2,356,954	271,686
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	404,683	48,878
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,755,968	283,221
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	2,413,108	376,001
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	2,391,025	370,801
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,056,487	175,400
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,497,081	112,581
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	8,150,465	1,123,420
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	9,559,219	1,326,342
Ser. 21-67, Class PI, IO, 3.00%, 4/20/51	16,523,053	2,267,369
Ser. 21-55, Class PI, IO, 3.00%, 3/20/51	7,747,205	1,090,807
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	7,122,940	1,109,713
Ser. 17-H16, Class FI, IO, 2.366%, 8/20/67(WAC)	5,190,773	243,317
Ser. 17-H12, Class QI, IO, 2.36%, 5/20/67(WAC)	5,385,824	264,864
Ser. 17-H16, Class JI, IO, 2.348%, 8/20/67(WAC)	14,412,821	876,029
Ser. 18-H15, Class KI, IO, 2.321%, 8/20/68(WAC)	5,783,451	316,282
Ser. 17-H06, Class BI, IO, 2.252%, 2/20/67(WAC)	6,673,015	414,954
Ser. 16-H16, Class EI, IO, 2.20%, 6/20/66(WAC)	5,011,194	253,566
Ser. 18-H03, Class XI, IO, 2.137%, 2/20/68(WAC)	7,024,352	415,139
Ser. 16-H22, Class AI, IO, 2.131%, 10/20/66(WAC)	6,958,189	328,844
Ser. 18-H02, Class EI, IO, 2.121%, 1/20/68(WAC)	9,864,542	690,518
Ser. 17-H02, Class BI, IO, 2.111%, 1/20/67(WAC)	4,481,899	236,738
Ser. 16-H23, Class NI, IO, 2.094%, 10/20/66(WAC)	18,427,325	832,915
Ser. 17-H19, Class MI, IO, 2.06%, 4/20/67(WAC)	3,012,520	193,705
Ser. 16-H03, Class DI, IO, 2.031%, 12/20/65(WAC)	6,655,443	350,451
Ser. 15-H10, Class BI, IO, 1.97%, 4/20/65(WAC)	4,232,521	228,556
Ser. 16-H09, Class BI, IO, 1.961%, 4/20/66(WAC)	7,551,834	462,927
Ser. 17-H09, IO, 1.954%, 4/20/67(WAC)	8,318,718	350,326
Ser. 17-H08, Class NI, IO, 1.908%, 3/20/67(WAC)	8,568,722	416,440
Ser. 16-H17, Class KI, IO, 1.887%, 7/20/66(WAC)	3,178,435	149,486
Ser. 15-H15, Class BI, IO, 1.88%, 6/20/65(WAC)	3,840,011	206,593
Ser. 17-H11, Class DI, IO, 1.858%, 5/20/67(WAC)	6,168,600	320,960
Ser. 15-H25, Class EI, IO, 1.846%, 10/20/65(WAC)	4,962,304	257,047
Ser. 15-H20, Class AI, IO, 1.826%, 8/20/65(WAC)	5,884,535	295,992
Ser. 15-H20, Class CI, IO, 1.805%, 8/20/65(WAC)	6,760,885	430,668
FRB Ser. 15-H08, Class CI, IO, 1.795%, 3/20/65(WAC)	4,480,897	217,323
Ser. 15-H23, Class BI, IO, 1.753%, 9/20/65(WAC)	6,552,048	300,739
Ser. 15-H24, Class AI, IO, 1.751%, 9/20/65(WAC)	5,482,338	215,598
Ser. 18-H05, Class BI, IO, 1.742%, 2/20/68(WAC)	6,752,585	468,461
Ser. 17-H16, Class IG, IO, 1.723%, 7/20/67(WAC)	13,025,004	482,332
Ser. 16-H03, Class AI, IO, 1.717%, 1/20/66(WAC)	5,564,954	191,295
Ser. 16-H18, Class QI, IO, 1.70%, 6/20/66(WAC)	4,509,551	243,119
Ser. 16-H24, Class CI, IO, 1.694%, 10/20/66(WAC)	4,626,498	225,773
Ser. 16-H14, IO, 1.679%, 6/20/66(WAC)	5,096,988	201,397
Ser. 18-H05, Class AI, IO, 1.628%, 2/20/68(WAC)	4,246,977	294,634
Ser. 13-H08, Class CI, IO, 1.606%, 2/20/63(WAC)	5,712,158	185,645
Ser. 16-H06, Class DI, IO, 1.589%, 7/20/65(WAC)	9,424,220	299,766
Ser. 16-H10, Class AI, IO, 1.569%, 4/20/66(WAC)	12,746,204	360,514
Ser. 16-H02, Class HI, IO, 1.536%, 1/20/66(WAC)	7,299,857	199,286
Ser. 14-H21, Class BI, IO, 1.532%, 10/20/64(WAC)	7,499,516	279,732
Ser. 16-H06, Class CI, IO, 1.413%, 2/20/66(WAC)	8,008,960	183,253

		111,090,911
Commercial mortgage-backed securities (9.3%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	802,000	606,938
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	689,826	34,489
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	1,026,000	719,226
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	249,266	247,063
Benchmark Mortgage Trust 144A Ser. 19-B13, Class D, 2.50%, 8/15/57	689,000	556,085
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44(WAC)	1,247,000	970,987
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	1,126,000	874,526
Ser. 19-CD8, Class D, 3.00%, 8/15/57	569,000	438,895
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	2,275,000	2,263,853
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	1,068,000	1,063,593
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.083%, 4/10/47(WAC)	428,000	418,941
FRB Ser. 15-CR26, Class D, 3.627%, 10/10/48(WAC)	658,000	580,749
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 5.009%, 5/10/47(WAC)	682,000	503,514
FRB Ser. 14-UBS3, Class D, 4.926%, 6/10/47(WAC)	481,000	441,845
FRB Ser. 14-CR19, Class D, 4.854%, 8/10/47(WAC)	810,000	754,183
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	1,755,510	501,003
FRB Ser. 18-COR3, Class D, 2.962%, 5/10/51(WAC)	409,000	323,076
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.902%, 4/15/50(WAC)	1,390,000	1,097,948
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.547%, 2/10/46(WAC)	1,423,000	1,340,250
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	700,000	650,119
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47(WAC)	2,444,000	1,676,864
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.947%, 2/15/47(WAC)	2,173,000	1,296,255
FRB Ser. 13-C14, Class E, 4.699%, 8/15/46(WAC)	1,277,000	929,327
FRB Ser. C14, Class D, 4.699%, 8/15/46(WAC)	1,265,000	696,839
FRB Ser. 14-C18, Class E, 4.447%, 2/15/47(WAC)	914,000	382,352
FRB Ser. 14-C25, Class D, 4.086%, 11/15/47(WAC)	1,404,000	1,060,791
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	1,823,000	987,794
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.532%, 9/15/50(WAC)	577,000	503,902
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	680,000	594,664
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.303%, 4/15/46(WAC)	1,312,000	1,070,175
Ser. 13-LC11, Class B, 3.499%, 4/15/46	508,000	500,348
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.708%, 2/15/46(WAC)	1,113,000	164,336
FRB Ser. 11-C4, Class C, 5.574%, 7/15/46(WAC)	44,867	45,199
FRB Ser. 12-C6, Class E, 5.35%, 5/15/45(WAC)	659,000	613,143
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	1,807,000	1,053,458
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	26,213	—
Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 15-C22, Class C, 4.348%, 4/15/48(WAC)	510,000	474,642
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.496%, 8/15/46(WAC)	1,900,000	133,600
FRB Ser. 15-C23, Class D, 4.281%, 7/15/50(WAC)	1,499,000	1,379,192
FRB Ser. 13-C10, Class E, 4.21%, 7/15/46(WAC)	2,187,000	730,677
FRB Ser. 13-C10, Class F, 4.21%, 7/15/46(WAC)	1,988,000	447,300
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	684,066
Ser. 14-C19, Class D, 3.25%, 12/15/47	1,287,000	1,157,185
Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	384,505	357,591
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 4.418%, 3/25/50	1,558,000	1,491,418
FRB Ser. 19-01, Class M10, 3.918%, 10/15/49	1,271,000	1,208,660
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 3.669%, 1/19/27	1,046,000	1,041,435
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,081,996	11
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	1,476,000	148
FRB Ser. 12-C4, Class D, 4.607%, 12/10/45(WAC)	749,000	690,199
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395%, 10/15/41(WAC)	73,537	66,257
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.44%, 7/15/46(WAC)	356,000	203,982
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,218,000	321,409
Ser. 16-C33, Class D, 3.123%, 3/15/59	985,000	844,558
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	2,560,000	1,268,224
FRB Ser. 12-C9, Class E, 4.971%, 11/15/45(WAC)	537,000	505,109
FRB Ser. 12-C10, Class D, 4.558%, 12/15/45(WAC)	687,000	484,618

		39,453,011
Residential mortgage-backed securities (non-agency) (13.6%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.858%, 5/25/47	685,457	425,191
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 2.632%, 9/25/35(WAC)	194,599	173,907
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 1.168%, 1/25/36	148,705	216,782
Cascade Funding Mortgage Trust, LLC 144A Ser. 20-HB4, Class M4, 4.948%, 12/26/30(WAC)	595,000	576,020
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.848%, 11/25/47	617,777	537,199
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 2.926%, 4/25/37(WAC)	208,282	202,773
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 1.018%, 3/25/37	1,812,761	1,666,536
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.229%, 6/25/46(WAC)	1,013,144	1,079,505
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.70%), 1.368%, 9/25/35	502,450	453,537
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 1.254%, 11/20/35	1,273,182	1,232,835
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.179%, 8/25/46	234,541	226,401
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.159%, 6/25/46	426,021	391,132
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.38%), 1.048%, 8/25/46	395,734	346,448
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.38%), 1.048%, 8/25/46	576,656	553,034
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 1.048%, 8/25/46	2,971,033	2,657,997
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 0.878%, 4/25/47	499,025	424,445
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class B, (1 Month US LIBOR + 11.25%), 11.918%, 12/25/28	484,240	535,982
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 11.168%, 5/25/28	826,850	864,642
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.457%, 7/25/28	2,255,170	2,421,286
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 10.018%, 4/25/28	1,286,421	1,287,270
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (1 Month US LIBOR + 9.20%), 9.868%, 10/25/27	728,092	775,417
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 8.218%, 12/25/27	1,320,382	1,345,736
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 7.018%, 9/25/28	122,239	131,315
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 5.618%, 7/25/29	570,000	607,760
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.968%, 9/25/30	1,266,693	1,274,649
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.918%, 4/25/49	298,000	330,396
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 11.789%, 10/25/50	491,000	588,062
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.668%, 10/25/48	444,000	483,748
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 11.418%, 1/25/49	315,000	346,759
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 11.168%, 3/25/49	252,000	273,619
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.668%, 8/25/50	966,000	1,157,917
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.668%, 7/25/50	1,027,000	1,240,103
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.818%, 7/25/49	342,000	352,304
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 8.418%, 9/25/48	389,000	391,522
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (1 Month US LIBOR + 5.75%), 6.418%, 7/25/50	401,000	423,348
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.918%, 10/25/48	1,548,000	1,575,090
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	685,000	639,520
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 4.568%, 9/25/48	420,000	420,770
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	346,000	311,666
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 4.368%, 12/25/30	599,000	590,219
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 3.318%, 1/25/49	335,034	337,504
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 3.118%, 3/25/49	250,045	251,608
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.968%, 10/25/48	304,200	305,196
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 13.418%, 10/25/28	238,607	264,767
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.918%, 9/25/28	2,302,986	2,624,120
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 12.418%, 10/25/28	1,291,662	1,425,794
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 12.418%, 8/25/28	834,884	933,920
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 11.418%, 1/25/29	268,987	288,490
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 10.918%, 1/25/29	267,313	286,236
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.918%, 4/25/29	396,487	414,054
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 6.368%, 4/25/28	1,904,088	2,042,890
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 6.218%, 4/25/28	255,555	268,044
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 6.168%, 9/25/29	1,459,000	1,583,945
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 5.518%, 10/25/29	2,039,000	2,161,715
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 5.168%, 12/25/30	699,000	727,047
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 5.118%, 5/25/30	180,000	187,154
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 5.118%, 2/25/30	110,000	114,400
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.918%, 1/25/31	630,000	639,871
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.668%, 5/25/25	18,253	18,305
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 4.268%, 1/25/30	427,000	424,310
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 4.218%, 7/25/30	1,003,000	992,970
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.668%, 10/25/29	1,602,309	1,646,353
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 3.518%, 11/25/29	235,878	240,942
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 3.468%, 2/25/30	184,221	188,397
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 3.168%, 5/25/30	796,114	804,949
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.918%, 7/25/30	103,077	104,107
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.768%, 3/25/31	166,557	166,814
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 4.789%, 1/25/42	402,000	381,398
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.768%, 9/25/31	578,000	582,755
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.918%, 1/25/40	459,000	429,704
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 3.118%, 7/25/31	30,062	30,156
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.718%, 1/25/40	353,215	353,356
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.978%, 5/25/37	609,810	482,794
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 1.074%, 5/19/35	425,116	169,277
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 4.439%, 1/25/34 (Bermuda)	300,000	286,992
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 1.068%, 6/25/37	684,520	324,075
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	491,816	451,457
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 1.463%, 8/25/35	114,984	111,245
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 3.518%, 7/25/28 (Bermuda)	1,230,000	1,208,183
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 3.368%, 3/25/28 (Bermuda)	620,000	617,873
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 1.088%, 8/25/36	637,149	582,991
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.848%, 1/25/37	615,904	581,437
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	1,033,000	999,859
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	815,000	731,041
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%), 1.648%, 10/25/45	328,127	322,536

		57,623,873

Total mortgage-backed securities (cost $238,794,723)		$208,167,795

CORPORATE BONDS AND NOTES (20.6%)(a)
		Principal amount	Value
Basic materials (2.0%)
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		$150,000	$129,785
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		90,000	87,615
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		200,000	204,500
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		145,000	136,365
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		165,000	140,869
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		260,000	246,350
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		1,110,000	1,071,110
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29		20,000	16,050
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		249,000	252,080
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		140,000	138,425
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		295,000	295,738
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		130,000	125,577
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		130,000	125,873
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		670,000	669,705
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		453,000	456,964
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		445,000	390,488
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		50,000	47,000
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	260,000	201,431
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$345,000	296,700
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		260,000	226,200
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		164,000	162,583
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	176,493
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		255,000	218,663
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		175,000	160,953
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		235,000	195,050
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		298,000	257,634
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		455,000	444,194
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		495,000	436,313
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		195,000	174,038
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		267,000	267,668
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		615,000	578,223

			8,330,637
Capital goods (1.5%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		350,000	302,750
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		75,000	72,270
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		260,000	258,050
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		65,000	59,800
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		470,000	434,750
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		158,000	161,160
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		347,000	368,688
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		45,000	40,838
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		53,000	46,640
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		250,000	245,725
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		114,000	106,590
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		90,000	78,975
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		280,000	279,826
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		214,000	206,510
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		270,000	243,000
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		700,000	624,750
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		785,000	749,675
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		465,000	466,163
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		130,000	119,462
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		330,000	302,607
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		265,000	232,206
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		175,000	152,282
Vertical US Newco, Inc. 144A company guaranty sr. notes 5.25%, 7/15/27		220,000	206,100
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		180,000	156,825
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		395,000	351,392
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		245,000	252,963

			6,519,997
Communication services (2.1%)
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	177,000
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		185,000	155,614
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		295,000	295,738
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,293,000	1,225,118
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		130,000	116,188
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		130,000	113,425
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		98,000	82,594
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		185,000	161,875
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		270,000	263,893
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		197,000	185,426
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		285,000	268,090
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		285,000	276,450
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		175,000	136,694
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		145,000	129,700
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		80,000	73,452
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		700,000	670,250
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		1,640,000	1,543,650
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		383,000	372,487
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		122,000	109,648
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		54,000	45,630
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		280,000	304,130
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		579,000	607,950
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		110,000	104,108
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		280,000	272,242
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		175,000	148,549
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		43,000	43,860
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		125,000	108,058
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		326,000	321,646
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		200,000	174,000
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	255,000	312,250

			8,799,715
Consumer cyclicals (3.7%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		$150,000	127,355
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		130,000	121,225
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		125,000	110,313
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		15,000	13,313
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		35,000	31,505
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		719,000	754,950
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		220,000	214,938
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		29,000	32,625
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		120,000	119,353
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		165,000	138,188
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		130,000	122,868
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)		125,000	110,556
Caesars Entertainment, Inc. 144A sr. notes 6.25%, 7/1/25		220,000	222,391
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		245,000	210,088
Carnival Corp. 144A sr. unsec. notes 7.625%, 3/1/26		33,000	32,299
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		240,000	217,324
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		161,000	154,761
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		240,000	235,200
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		50,000	51,938
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		185,000	164,382
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		180,000	169,146
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26		526,000	194,620
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		260,000	225,194
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		544,000	467,840
Ford Motor Co. sr. unsec. unsub. bonds 7.45%, 7/16/31		220,000	239,250
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		200,000	199,500
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		260,000	245,050
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		425,000	367,625
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		260,000	257,449
Gap, Inc. (The) 144A company guaranty sr. unsec. bonds 3.875%, 10/1/31		260,000	207,272
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		300,000	266,625
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		45,000	40,275
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		130,000	112,055
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		270,000	269,663
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		419,739	416,591
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25		68,000	69,190
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		147,000	133,303
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	200,000	171,265
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$127,000	109,855
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		218,000	215,275
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		130,000	134,849
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		100,000	95,740
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		120,000	101,100
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		280,000	238,234
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		380,000	388,740
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		430,000	409,575
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		55,000	53,488
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		210,000	187,425
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		70,000	66,675
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		415,000	391,067
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		20,000	19,100
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		200,000	180,845
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		125,000	125,152
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		175,000	169,580
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		95,000	89,780
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		125,000	106,686
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		250,000	224,088
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		155,000	186,775
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		55,000	52,133
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		60,000	55,908
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		606,000	646,317
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		368,000	322,920
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		85,000	70,975
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		221,000	211,608
Signal Parent, Inc. 144A sr. unsec. notes 6.125%, 4/1/29		240,000	183,328
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		130,000	107,829
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		537,000	453,502
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		275,000	248,531
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		255,000	264,881
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		125,000	116,250
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		95,000	75,873
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		25,000	23,000
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		250,000	226,919
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		240,000	235,200
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		134,000	139,672
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		255,000	255,638
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		90,000	80,775
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		238,000	230,563
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		340,000	279,650
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		245,000	224,481
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		153,000	140,710
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		270,000	236,417
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		80,000	82,440

			15,697,034
Consumer staples (1.5%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		170,000	145,325
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		182,000	166,075
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		225,000	206,438
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		75,000	67,879
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		880,000	741,312
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		40,000	35,200
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		285,000	279,215
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		130,000	133,793
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		235,000	234,413
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		110,000	109,399
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		228,000	217,930
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		185,000	179,913
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		190,000	171,000
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		80,000	78,000
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		70,000	58,233
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		340,000	303,875
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		130,000	121,182
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		115,000	106,260
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	100,000	105,816
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		$95,000	92,999
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		544,000	560,320
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		135,000	135,135
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		143,000	144,855
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		235,000	232,988
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		124,000	127,100
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 3.75%, 1/15/32		1,350,000	1,174,500
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		50,000	47,782
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		125,000	107,408
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		125,000	118,906

			6,203,251
Energy (4.4%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		150,000	156,899
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		23,000	24,786
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		893,000	808,165
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		83,000	78,020
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		125,000	132,500
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		214,000	242,355
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		200,000	199,609
ChampionX Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		95,000	95,791
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		1,270,000	1,216,025
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		200,000	181,021
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		15,000	12,750
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		49,000	50,005
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		175,000	168,404
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		175,000	153,125
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		249,000	242,705
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		231,000	233,587
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		212,000	216,736
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		235,000	194,184
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		124,000	125,395
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		118,000	133,930
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		549,000	550,373
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		438,000	439,130
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		131,000	134,603
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		109,000	108,008
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		25,000	24,922
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		236,000	228,330
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		65,000	59,624
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		283,000	283,000
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		433,000	411,961
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		160,671	165,893
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		90,000	90,437
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		60,000	65,025
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		248,000	256,715
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		1,467,000	1,591,695
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		430,000	496,992
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		155,000	171,630
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25		660,000	684,215
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		270,000	270,000
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	403,001
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		946,000	928,499
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		300,000	310,425
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		3,655,000	3,149,440
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		40,000	38,809
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		180,000	180,234
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		107,000	103,790
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		137,000	136,299
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		133,000	132,330
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		439,000	432,788
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		70,000	75,615
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		397,000	375,415
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		757,000	747,424
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		505,000	498,839
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		79,950	78,551
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		178,125	171,395
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		80,000	79,654

			18,541,053
Financials (2.4%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		235,000	229,713
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		60,000	55,413
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,216,000	1,446,571
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		70,000	64,073
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	230,000	226,666
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		$148,000	149,665
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		225,000	229,332
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		428,000	327,420
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31		80,000	59,098
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		85,000	66,300
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		200,000	186,000
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		200,000	242,000
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		120,000	116,240
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		90,000	77,895
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		75,000	73,500
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		150,000	138,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		237,000	234,967
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		55,000	51,379
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		136,000	117,331
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		20,000	20,149
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017%, 6/26/24 (Italy)		285,000	278,184
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		425,000	413,682
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		347,000	337,458
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		2,050,000	1,841,238
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		379,000	339,993
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		55,000	54,038
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		250,000	230,000
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		460,000	408,250
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		203,000	184,730
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		105,000	110,198
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		448,000	402,080
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		240,000	226,800
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		235,000	211,469
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		525,000	515,156
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		88,000	87,835
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	252,125	289,734
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia) (In default)(NON)		$3,280,000	164,000

			10,207,307
Health care (1.7%)
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		116,000	111,505
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		235,000	177,765
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		180,000	130,997
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		100,000	70,326
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		140,000	124,215
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		120,000	104,400
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		560,000	539,000
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		125,000	111,250
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		120,000	108,600
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		25,000	23,688
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		100,000	95,000
CHS/Community Health Systems, Inc. 144A company guaranty sr. sub. notes 8.00%, 12/15/27		285,000	295,249
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		290,000	297,613
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)		105,000	91,875
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		125,000	121,094
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		155,000	148,298
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		540,000	552,693
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		125,000	111,979
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	184,250
Laboratoire Eimer Selarl company guaranty sr. unsec. notes Ser. REGS, 5.00%, 2/1/29 (France)	EUR	250,000	230,684
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		$235,000	224,425
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		50,000	44,949
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		270,000	251,181
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		130,000	116,944
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		350,000	345,250
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		95,000	81,700
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		90,000	81,000
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		272,000	271,260
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		63,000	62,528
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		525,000	509,757
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		555,000	543,442
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		210,000	189,733
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		435,000	441,633
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		275,000	249,563

			7,043,846
Technology (0.6%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		80,000	71,098
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		80,000	69,600
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		40,000	37,728
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		542,000	482,380
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		119,000	105,315
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		290,000	269,700
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25		257,000	254,834
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		105,000	105,788
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		195,000	171,600
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		140,000	120,326
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		695,000	613,296
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		285,000	252,219

			2,553,884
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		260,000	250,530
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		260,000	257,725
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		375,000	370,626
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		100,000	91,750
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		100,000	96,550

			1,067,181
Utilities and power (0.5%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		122,000	97,295
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		67,000	63,315
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		100,000	91,250
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		62,000	61,225
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		380,000	351,774
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		25,000	21,849
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		41,000	35,465
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		19,000	19,238
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		385,000	381,358
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		185,000	154,428
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		109,000	102,664
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		240,000	222,110
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		65,000	60,083
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		115,000	106,803
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		369,000	367,709
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		165,000	157,163

			2,293,729

Total corporate bonds and notes (cost $97,188,473)			$87,257,634

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.2%)(a)
		Principal amount	Value
Cote d'Ivoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Côte d'Ivoire)		$5,125,000	$4,708,594
Cote d'Ivoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Côte d'Ivoire)		1,353,307	1,287,333
Cote d'Ivoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Côte d'Ivoire)		630,000	624,261
Cote d'Ivoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Côte d'Ivoire)		300,000	295,125
Cote d'Ivoire (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Côte d'Ivoire)	EUR	760,000	716,872
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		$690,000	580,463
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.875%, 1/30/60 (Dominican Republic)		1,325,000	1,004,202
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		715,000	750,750
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,350,000	1,332,428
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		230,000	197,959
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		1,650,000	1,691,250
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		810,000	611,562
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		1,850,000	1,586,368
Germany (Federal Republic of) unsec. bonds, Ser. 179, zero %, 4/5/24 (Germany)	EUR	1,300,000	1,364,482
Ghana (Republic of) sr. unsec. notes Ser. REGS, 7.625%, 5/16/29 (Ghana)		$1,310,000	825,300
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana)		3,040,000	2,348,400
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		2,370,000	2,444,063
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		760,000	768,544
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	309,376
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		640,000	735,162
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		1,265,000	1,293,481
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,355,000	1,360,076
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		670,000	626,442
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		1,470,000	1,170,488
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		3,605,000	3,221,969
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		3,710,000	2,532,075
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		940,000	919,395
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		2,230,000	1,868,562
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		1,720,000	1,760,850

Total foreign government and agency bonds and notes (cost $41,916,178)			$38,935,832

CONVERTIBLE BONDS AND NOTES (4.1%)(a)
	Principal amount	Value
Capital goods (0.1%)
John Bean Technologies Corp. 144A cv. sr. unsec. notes 0.25%, 5/15/26	$183,000	$172,295
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	93,000	121,423

		293,718
Communication services (0.3%)
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	153,000	125,613
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	434,000	372,155
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	84,000	109,200
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	175,000	226,888
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	415,000	397,985

		1,231,841
Consumer cyclicals (0.7%)
Alarm.com Holdings, Inc. cv. sr. unsec. notes zero %, 1/15/26	139,000	115,231
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	217,000	176,964
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	95,000	81,759
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	181,000	251,590
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	113,000	135,529
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	182,000	120,939
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	217,000	254,433
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	303,000	321,635
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	212,000	167,374
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	81,000	111,480
NCL Corp, Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	81,000	109,512
NCL Corp, Ltd. 144A company guaranty cv. sr. unsec. notes 2.50%, 2/15/27	164,000	148,912
Royal Caribbean Cruises, Ltd. cv. sr. unsec. notes 2.875%, 11/15/23	287,000	330,194
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	204,000	196,248
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	272,000	255,850
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	80,000	85,480

		2,863,130
Consumer staples (0.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	312,000	285,948
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	144,000	120,816
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	148,000	126,355
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	212,000	164,512
Etsy, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/28	400,000	318,000
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	107,000	120,001
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	162,000	124,821
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	177,000	152,840
Upwork, Inc. 144A cv. sr. unsec. notes 0.25%, 8/15/26	160,000	124,960
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	470,000	350,917
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	90,000	92,790

		1,981,960
Energy (0.2%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	204,000	194,004
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	150,000	330,150
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)	126,000	146,475
Sunrun, Inc. cv. sr. unsec. notes zero %, 2/1/26	137,000	104,805
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23	215,000	200,677

		976,111
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	129,000	129,065
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	176,000	118,026

		247,091
Health care (0.6%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	144,000	147,960
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	190,000	198,669
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	291,000	233,964
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27	169,000	135,099
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	331,000	284,039
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	128,000	157,440
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	171,000	193,829
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	252,000	256,253
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28	198,000	136,422
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	92,000	117,645
Omnicell, Inc. cv. sr. unsec. notes 0.25%, 9/15/25	94,000	115,902
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	209,000	251,453
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	118,000	131,334
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	155,000	114,933

		2,474,942
Technology (1.4%)
3D Systems Corp. 144A cv. sr. unsec. notes zero %, 11/15/26	128,000	94,592
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	379,000	416,900
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	164,000	205,328
Avalara, Inc. 144A cv. sr. unsec. notes 0.25%, 8/1/26	186,000	148,614
Bentley Systems, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 7/1/27	201,000	170,348
Bill.com Holdings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 4/1/27	196,000	165,130
Blackline, Inc. cv. sr. unsec. notes zero %, 3/15/26	102,000	83,946
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	138,000	182,091
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	152,000	125,126
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	307,000	249,591
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24, (Israel)	137,000	162,345
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	72,000	107,064
DigitalOcean Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/26	131,000	96,739
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	153,000	131,484
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	104,000	111,904
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	167,000	167,969
Impinj, Inc. 144A cv. sr. unsec. notes 1.125%, 5/15/27	128,000	104,880
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	304,000	317,862
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	74,000	132,460
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	263,000	237,041
ON Semiconductor Corp. 144A cv. sr. unsec. notes zero %, 5/1/27	139,000	165,083
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	145,000	277,965
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	159,000	147,234
Perficient, Inc. 144A cv. sr. unsec. notes 0.125%, 11/15/26	78,000	66,963
Rapid7, Inc. cv. sr. unsec. notes 0.25%, 3/15/27	139,000	154,777
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	199,000	166,762
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	131,000	166,213
Snap, Inc. 144A cv. sr. unsec. notes zero %, 5/1/27	202,000	160,287
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	326,000	292,422
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	152,000	123,766
Twitter, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	181,000	170,955
Unity Software, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26	205,000	158,564
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	109,000	130,051
Wolfspeed, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 2/15/28	133,000	133,000
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	148,000	187,220
Ziff Davis, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	157,000	167,284
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	81,000	120,245

		6,200,205
Transportation (0.2%)
American Airlines Group, Inc. company guaranty cv. notes 6.50%, 7/1/25	161,000	224,515
JetBlue Airways Corp. 144A cv. sr. unsec. notes 0.50%, 4/1/26	163,000	132,535
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	258,000	352,299

		709,349
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	234,000	226,629
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	200,000	211,620

		438,249

Total convertible bonds and notes (cost $18,922,294)		$17,416,596

SENIOR LOANS (3.0%)(a)(c)
	Principal amount	Value
Basic materials (0.2%)
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.554%, 2/4/26	$69,300	$61,561
PQ Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.739%, 6/9/28	44,663	44,115
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.006%, 10/1/25	375,674	369,881
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 5/3/26	559,775	547,706

		1,023,263
Capital goods (0.5%)
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.014%, 4/1/28	173,688	172,204
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	48,577	48,304
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.705%, 4/3/24	772,788	756,753
Filtration Group Corp. bank term loan FRN (1 Month US LIBOR + 3.50%), 4.264%, 10/19/28	24,875	24,533
GFL Environmental, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.239%, 5/31/25	432,095	430,881
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.317%, 4/9/26	190,669	182,480
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.006%, 3/28/25	487,667	476,007
TK Elevator US Newco, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.019%, 7/31/27	103,479	102,380

		2,193,542
Communication services (0.1%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.804%, 1/15/26	393,807	385,930
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 4.014%, 7/31/27	69,474	67,824
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.764%, 7/22/27	167,125	166,273

		620,027
Consumer cyclicals (0.8%)
AppleCaramel Buyer, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 0.00%), 4.45%, 10/19/27	468,556	456,988
Cengage Learning, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 6/29/26	373,125	366,595
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.739%, 8/21/26	501,199	488,514
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.804%, 4/12/28	329,725	308,705
Diamond Sports Group, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 3.25%), 3.79%, 8/24/26	209,113	69,269
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 4.00%), 4.70%, 1/12/29	188,954	187,955
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.92%, 10/30/26	182,072	180,070
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.764%, 5/1/26	97,581	96,672
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.955%, 6/19/26	276,079	273,362
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	220,000	165,000
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.264%, 12/17/26	266,186	262,097
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.006%, 7/24/24	408,101	402,489

		3,257,716
Consumer staples (0.2%)
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.294%, 6/21/24	576,003	546,155
IRB Holding Corp. bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 3.00%), 3.75%, 12/15/27	88,875	87,542
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.756%, 2/5/25	218,182	216,061

		849,758
Energy (0.1%)
CQP Holdco LP bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.756%, 6/4/28	208,425	207,643
Southwestern Energy Co. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 2.50%), 3.301%, 6/8/27	144,638	144,276

		351,919
Financials (0.1%)
Forest City Enterprises LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.264%, 12/7/25	197,486	195,758
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.348%, 4/25/25	97,763	97,178

		292,936
Health care (0.4%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 2.55%, 2/4/27	136,956	134,046
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.514%, 10/10/25	226,489	137,592
Global Medical Response, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 5.25%, 10/2/25	513,500	508,899
Jazz Financing Lux SARL bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.264%, 5/31/28	286,833	286,259
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	302,713	275,468
Ortho-Clinical Diagnostics, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.278%, 6/30/25	148,842	148,424
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 7.467%, 4/29/25	196,163	155,950

		1,646,638
Technology (0.5%)
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.014%, 12/6/27	405,890	395,686
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.514%, 10/2/25	399,207	393,870
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.014%, 7/30/27	201,925	200,465
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.764%, 12/1/27	399,938	398,438
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.264%, 7/2/25	338,593	335,577
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.764%, 6/3/28	203,975	201,595
Proofpoint, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.25%), 6.75%, 8/31/29	43,000	42,960
Rocket Software, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.014%, 11/28/25	133,988	132,732

		2,101,323
Transportation (0.1%)
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.813%, 4/20/28	120,000	122,033
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	252,450	250,069

		372,102

Total senior loans (cost $13,149,908)		$12,709,224

PURCHASED SWAP OPTIONS OUTSTANDING (2.3%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485		$49,147,400	$24,574
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	470,726
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	449,720
JPMorgan Chase Bank N.A.
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	495,462
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	485,619
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	401,437
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	391,804
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		6,990,700	958,705
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	926,338
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		6,990,700	830,565
NatWest Markets PLC
(0.52)/Sterling Overnight Index Average/Sep-23 (United Kingdom)	Sep-22/0.52	GBP	92,703,900	2,128,578
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	13,220,400	1,153,545
(0.925)/6 month EUR-EURIBOR-Reuters/Mar-57	Mar-27/0.925	EUR	3,146,600	679,038
0.925/6 month EUR-EURIBOR-Reuters/Mar-57	Mar-27/0.925	EUR	3,146,600	339,619
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	13,220,400	50,488

Total purchased swap options outstanding (cost $6,756,254)				$9,786,218

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Jun-22/$99.16	$39,637,496	$40,000,000	$341,400
Uniform Mortgage-Backed Securities 30 yr 4.50% TBA commitments (Call)	Jun-22/101.11	101,242,240	100,000,000	754,000

Total purchased options outstanding (cost $667,578)				$1,095,400

ASSET-BACKED SECURITIES (0.3%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$1,314,000	$1,310,715

Total asset-backed securities (cost $1,314,000)		$1,310,715

COMMON STOCKS (0.1%)(a)
	Shares	Value
iHeartMedia, Inc. Class A(NON)	15,096	$241,385
Oasis Petroleum, Inc.	854	113,292
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	21,073	26,341
Tribune Media Co. Class 1C	92,963	930

Total common stocks (cost $420,967)		$381,948

SHORT-TERM INVESTMENTS (21.0%)(a)
		Principal amount/ shares	Value
Interest in $352,511,000 joint tri-party repurchase agreement dated 4/29/2022 with BofA Securities, Inc. due 5/2/2022 - maturity value of $4,900,123 for an effective yield of 0.300% (collateralized by Agency Mortgage-Backed Securities with a coupon rate of 2.500% and a due date of 11/20/2051, valued at $359,561,220)		$4,900,000	$4,900,000
Putnam Short Term Investment Fund Class P 0.43%(AFF)	Shares	35,090,667	35,090,667
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29%(P)	Shares	3,060,000	3,060,000
U.S. Treasury Bills 0.565%, 6/21/22(SEGSF)		$2,600,000	2,597,972
U.S. Treasury Bills 0.534%, 6/23/22(SEG)(SEGSF)(SEGCCS)		10,900,000	10,890,707
U.S. Treasury Bills 0.432%, 6/16/22(SEGSF)(SEGCCS)		3,100,000	3,098,278
U.S. Treasury Bills 0.404%, 6/14/22(SEGSF)(SEGCCS)		3,500,000	3,498,129
U.S. Treasury Bills 0.396%, 6/9/22(SEGSF)(SEGCCS)		12,500,000	12,494,269
U.S. Treasury Bills 0.351%, 6/2/22(SEG)(SEGSF)(SEGCCS)		7,900,000	7,897,753
U.S. Treasury Bills 0.376%, 6/7/22(SEGSF)(SEGCCS)(SEGTBA)		3,500,000	3,498,545
U.S. Treasury Bills 0.055%, 5/19/22(SEG)(SEGSF)		2,000,000	1,999,792

Total short-term investments (cost $89,027,691)			$89,026,112
TOTAL INVESTMENTS

Total investments (cost $1,088,140,956)			$1,040,158,356

	FORWARD CURRENCY CONTRACTS at 4/30/22 (aggregate face value $85,152,067) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Buy	6/15/22	$8,928	$9,354	$(426)
		Japanese Yen	Sell	5/18/22	744	840	96
		Norwegian Krone	Buy	6/15/22	16,282	17,496	(1,214)
		Swedish Krona	Sell	6/15/22	407,700	424,965	17,265
	Barclays Bank PLC
		British Pound	Sell	6/15/22	356,122	375,366	19,244
		Euro	Sell	6/15/22	103,694	106,811	3,117
		Norwegian Krone	Buy	6/15/22	2,325	2,428	(103)
		Swiss Franc	Buy	6/15/22	2,077,782	2,201,562	(123,780)
	Citibank, N.A.
		Chilean Peso	Buy	7/20/22	106,282	113,144	(6,862)
		Chilean Peso	Sell	7/20/22	106,282	110,741	4,459
		Swedish Krona	Sell	6/15/22	345,445	349,492	4,047
	Credit Suisse International
		Swiss Franc	Buy	6/15/22	342,966	357,261	(14,295)
	Goldman Sachs International
		Brazilian Real	Buy	7/5/22	123,437	122,260	1,177
		Brazilian Real	Sell	7/5/22	123,437	128,952	5,515
		Norwegian Krone	Sell	6/15/22	240,844	252,521	11,677
		Polish Zloty	Buy	6/15/22	570,021	584,365	(14,344)
		Swiss Franc	Buy	6/15/22	3,532,889	3,741,830	(208,941)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	7/20/22	51,861	53,345	1,484
		British Pound	Sell	6/15/22	2,927,068	3,114,781	187,713
		New Zealand Dollar	Sell	7/20/22	104,592	109,733	5,141
		Norwegian Krone	Sell	6/15/22	44,816	47,798	2,982
		Polish Zloty	Sell	6/15/22	570,021	589,607	19,586
		Swedish Krona	Sell	6/15/22	5,251	5,427	176
	JPMorgan Chase Bank N.A.
		British Pound	Buy	6/15/22	3,395	3,572	(177)
		Euro	Sell	6/15/22	985,361	1,028,405	43,044
		Norwegian Krone	Buy	6/15/22	53,315	57,055	(3,740)
		Swedish Krona	Buy	6/15/22	33,085	35,040	(1,955)
		Swiss Franc	Sell	6/15/22	99,624	104,681	5,057
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	7/20/22	136,267	142,478	6,211
		British Pound	Buy	6/15/22	55,330	59,137	(3,807)
		Canadian Dollar	Sell	7/20/22	101,010	101,084	74
		Euro	Sell	6/15/22	953,967	966,627	12,660
		New Zealand Dollar	Sell	7/20/22	3,746,288	4,072,018	325,730
		Norwegian Krone	Sell	6/15/22	123,913	126,208	2,295
		Swedish Krona	Sell	6/15/22	353,510	350,281	(3,229)
		Swiss Franc	Buy	6/15/22	65,111	66,156	(1,045)
	NatWest Markets PLC
		British Pound	Buy	6/15/22	267,720	281,501	(13,781)
		Norwegian Krone	Buy	6/15/22	14,950	15,922	(972)
		Swedish Krona	Buy	6/15/22	45,219	45,965	(746)
		Swiss Franc	Buy	6/15/22	4,636	4,829	(193)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	7/20/22	3,875,042	4,189,254	314,212
		British Pound	Sell	6/15/22	2,456,514	2,616,131	159,617
		Canadian Dollar	Sell	7/20/22	434,933	443,013	8,080
		Euro	Sell	6/15/22	10,695,633	11,233,006	537,373
		Japanese Yen	Sell	5/18/22	5,077,182	5,426,746	349,564
		Mexican Peso	Buy	7/20/22	314,233	319,093	(4,860)
		Mexican Peso	Sell	7/20/22	314,233	320,297	6,064
		New Zealand Dollar	Buy	7/20/22	41,554	43,457	(1,903)
		Norwegian Krone	Sell	6/15/22	1,025,275	1,081,003	55,728
		Swedish Krona	Sell	6/15/22	2,784,551	2,816,029	31,478
		Swiss Franc	Buy	6/15/22	5,496,109	5,734,809	(238,700)
	Toronto-Dominion Bank
		British Pound	Buy	6/15/22	26,533	26,586	(53)
		Canadian Dollar	Sell	7/20/22	5,912,800	6,084,979	172,179
		Euro	Sell	6/15/22	52,640	52,732	92
		Japanese Yen	Buy	5/18/22	5,591,164	6,277,758	(686,594)
		Norwegian Krone	Sell	6/15/22	679,454	716,041	36,587
		Swedish Krona	Sell	6/15/22	60,971	61,725	754
	UBS AG
		British Pound	Buy	6/15/22	24,898	25,965	(1,067)
		Canadian Dollar	Sell	7/20/22	61,400	62,510	1,110
		Czech Koruna	Buy	6/15/22	563,489	562,220	1,269
		Czech Koruna	Sell	6/15/22	563,489	575,525	12,036
		Euro	Buy	6/15/22	15,855	16,731	(876)
		Japanese Yen	Buy	5/18/22	11,237,086	12,770,156	(1,533,070)
		Norwegian Krone	Buy	6/15/22	470,460	492,795	(22,335)
		Swedish Krona	Buy	6/15/22	710,475	702,489	7,986
		Swiss Franc	Sell	6/15/22	450,729	474,223	23,494
	WestPac Banking Corp.
		Australian Dollar	Sell	7/20/22	32,687	32,742	55
		Japanese Yen	Sell	5/18/22	1,617,562	1,671,266	53,704
		New Zealand Dollar	Buy	7/20/22	40,908	41,748	(840)

	Unrealized appreciation						2,450,132

	Unrealized (depreciation)						(2,889,908)

	Total						$(439,776)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
U.S. Treasury Note 2 yr (Short)	1,192	$251,288,500	$251,288,500	Jun-22	$4,476,630
U.S. Treasury Note Ultra 10 yr (Short)	30	3,870,000	3,870,000	Jun-22	343,292

Unrealized appreciation					4,819,922

Unrealized (depreciation)					—

Total					$4,819,922

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/22 (premiums $15,412,838) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		$49,147,400	$1,088,123
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		8,485,700	278,501
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		8,485,700	928,845
2.395/3 month USD-LIBOR-BBA/Nov-33	Nov-23/2.395		37,040,800	2,726,941
Goldman Sachs International
(1.448)/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	4,577,200	325,134
1.448/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	4,577,200	439,613
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$3,624,700	31,426
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		5,786,700	53,643
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	461,049
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$5,786,700	493,085
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		3,624,700	610,508
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	819,796
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$26,351,000	987,372
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		26,351,000	1,500,426
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		8,725,000	3,316
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	208,366
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	212,891
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	218,214
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	224,694
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		6,990,700	589,316
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		6,990,700	705,851
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		6,990,700	752,619
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		8,725,000	1,150,740
NatWest Markets PLC
0.84/Sterling Overnight Index Average/Sep-23	Sep-22/0.84	GBP	92,703,900	1,770,706
0.68/Sterling Overnight Index Average/Sep-23	Sep-22/0.68	GBP	92,703,900	1,949,059
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		$529,000	13,601
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		1,058,000	325,261
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		9,843,400	295,991
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		9,843,400	1,030,112

Total				$20,195,199

WRITTEN OPTIONS OUTSTANDING at 4/30/22 (premiums $337,500) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Jun-22/$99.16	$39,637,496	$40,000,000	$360,120
Uniform Mortgage-Backed Securities 30 yr 4.50% TBA commitments (Put)	Jun-22/101.11	101,242,240	100,000,000	605,600

Total				$965,720

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/SOFR/Dec-26 (Purchased)	Dec-24/1.39		$95,706,500	$(1,100,625)	$1,853,836
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305		65,337,900	(78,405)	1,398,884
(2.485)/3 month USD-LIBOR-BBA/Oct-54 (Purchased)	Oct-24/2.485		17,157,000	(1,035,425)	1,156,382
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		9,326,800	(667,799)	939,768
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875		13,067,600	(169,879)	625,677
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		4,687,800	(610,586)	510,314
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		4,749,700	(346,728)	493,826
(2.35)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		14,707,300	(1,911,949)	422,835
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		56,560,700	(521,772)	421,377
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		47,380,600	(306,197)	406,052
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	4,782,000	(387,486)	341,027
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		$3,515,900	(79,544)	263,798
(1.405)/SOFR/Dec-58 (Purchased)	Dec-28/1.405		2,121,700	(325,416)	196,724
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,528,950	(576,785)	195,345
(2.94)/SOFR/Apr-25 (Purchased)	Apr-23/2.94		$81,924,500	(876,592)	149,922
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		47,380,600	(306,197)	(55,909)
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,528,950	(576,785)	(70,246)
1.405/SOFR/Dec-58 (Purchased)	Dec-28/1.405		$2,121,700	(325,416)	(117,839)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		4,749,700	(346,728)	(202,575)
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	4,782,000	(774,972)	(224,291)
2.35/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		$14,707,300	(1,911,949)	(239,288)
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		11,377,800	(559,625)	(257,707)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		4,687,800	(610,586)	(314,176)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		9,326,800	(667,799)	(378,855)
1.39/SOFR/Dec-26 (Purchased)	Dec-24/1.39		95,706,500	(1,100,625)	(471,833)
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		56,560,700	(521,772)	(516,399)
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17		32,507,900	(1,570,132)	(765,886)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		3,515,900	(1,653,091)	(1,628,881)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085		65,015,900	892,343	451,211
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29		16,254,000	253,562	124,506
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		47,380,600	199,591	94,287
(2.272)/SOFR/Apr-42 (Written)	Apr-32/2.272		6,291,200	524,057	65,051
2.272/SOFR/Apr-42 (Written)	Apr-32/2.272		6,291,200	524,057	(76,061)
3.69/SOFR/Apr-25 (Written)	Apr-23/3.69		163,849,000	917,554	(145,826)
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875		6,533,800	182,946	(498,921)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		47,380,600	199,591	(723,976)
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805		130,675,800	42,470	(2,268,532)
2.415/3 month USD-LIBOR-BBA/Oct-33 (Written)	Oct-23/2.415		53,186,700	1,123,569	(2,728,478)
Citibank, N.A.
(1.648)/SOFR/Sep-32 (Purchased)	Sep-22/1.648		16,909,300	(413,432)	1,281,725
(1.752)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752		35,403,600	(1,154,157)	1,250,455
(1.75)/SOFR/Mar-53 (Purchased)	Mar-23/1.75		8,954,300	(670,229)	896,863
(1.724)/SOFR/Mar-53 (Purchased)	Mar-23/1.724		7,816,900	(589,785)	811,785
(1.735)/SOFR/Mar-53 (Purchased)	Mar-23/1.735		7,654,400	(565,852)	792,996
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194		6,562,100	(160,952)	685,739
(1.826)/SOFR/Jan-42 (Purchased)	Jan-32/1.826		14,768,300	(1,090,639)	564,444
(2.31)/SOFR/Jun-32 (Purchased)	Jun-22/2.31		23,747,100	(509,375)	492,752
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		23,865,100	(318,122)	335,782
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		2,359,100	(74,960)	320,578
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		4,450,300	(656,419)	133,465
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		4,617,700	(336,399)	112,995
(2.725)/SOFR/Jul-32 (Purchased)	Jul-22/2.725		21,278,800	(434,088)	18,300
2.725/SOFR/Jul-32 (Purchased)	Jul-22/2.725		21,278,800	(434,088)	(26,599)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	(34,923)
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		4,617,700	(336,399)	(38,050)
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		4,450,300	(656,419)	(47,885)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	(56,100)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		2,359,100	(74,960)	(72,873)
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		23,865,100	(318,122)	(74,936)
1.826/SOFR/Jan-42 (Purchased)	Jan-32/1.826		14,768,300	(1,090,639)	(249,141)
1.648/SOFR/Sep-32 (Purchased)	Sep-22/1.648		16,909,300	(413,432)	(387,223)
1.735/SOFR/Mar-53 (Purchased)	Mar-23/1.735		7,654,400	(565,852)	(394,814)
2.31/SOFR/Jun-32 (Purchased)	Jun-22/2.31		23,747,100	(509,375)	(396,814)
1.724/SOFR/Mar-53 (Purchased)	Mar-23/1.724		7,816,900	(589,785)	(418,908)
1.752/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752		35,403,600	(1,154,157)	(455,998)
1.75/SOFR/Mar-53 (Purchased)	Mar-23/1.75		8,954,300	(670,229)	(466,071)
0.555/6 month EUR-EURIBOR-Reuters/Mar-25 (Purchased)	Mar-24/0.555	EUR	109,579,100	(691,234)	(501,706)
1.5625/SOFR/Jun-32 (Purchased)	Jun-22/1.5625		$74,045,900	(1,432,788)	(1,429,826)
(1.3125)/SOFR/Jun-32 (Written)	Jun-22/1.3125		74,045,900	740,459	739,719
(0.055)/6 month EUR-EURIBOR-Reuters/Mar-25 (Written)	Mar-24/0.055	EUR	219,158,200	703,152	524,826
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		$39,592,500	362,271	359,104
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		5,356,900	640,685	165,100
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		23,865,100	180,897	153,453
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		1,820,100	137,964	72,658
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		1,820,100	137,964	(150,304)
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		5,356,900	640,685	(306,897)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		23,865,100	180,897	(795,662)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		39,592,500	362,271	(1,212,718)
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075		31,498,300	166,941	(1,901,552)
1.8125/SOFR/Jun-32 (Written)	Jun-22/1.8125		74,045,900	740,459	(5,366,847)
Deutsche Bank AG
(1.724)/SOFR/Jan-47 (Purchased)	Jan-37/1.724		18,460,400	(1,523,906)	470,740
2.235/SOFR/Jul-32 (Purchased)	Jul-22/2.235		25,062,000	(141,600)	(14,285)
1.724/SOFR/Jan-47 (Purchased)	Jan-37/1.724		18,460,400	(1,523,906)	(201,034)
(2.135)/SOFR/Mar-42 (Written)	Mar-32/2.135		16,721,700	1,405,459	252,330
3.235/SOFR/Jul-32 (Written)	Jul-22/3.235		25,062,000	178,567	4,762
2.135/SOFR/Mar-42 (Written)	Mar-32/2.135		16,721,700	1,405,459	(277,747)
Goldman Sachs International
(0.197)/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	33,508,700	(148,873)	1,237,957
(1.769)/SOFR/May-32 (Purchased)	May-22/1.769		$8,844,600	(137,003)	613,638
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		3,050,400	(456,035)	252,085
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	(14,255)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	(22,547)
(0.197)/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	33,508,700	(148,873)	(119,130)
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		$3,050,400	(279,722)	(121,772)
1.769/SOFR/May-32 (Purchased)	May-22/1.769		8,844,600	(137,003)	(137,003)
(0.26)/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	33,508,700	373,680	195,132
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	3,886,150	586,855	163,619
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	3,886,150	586,855	(329,246)
0.26/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	33,508,700	373,680	(840,270)
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41		$15,622,700	228,091	(893,150)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07		13,162,300	272,460	(947,027)
JPMorgan Chase Bank N.A.
(1.805)/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805		9,707,800	(575,673)	606,640
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	5,302,300	(329,739)	322,035
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	307,888
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	286,485
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	273,848
(1.905)/SOFR/Jan-42 (Purchased)	Jan-32/1.905		$7,514,600	(548,566)	267,369
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		3,549,600	(409,979)	255,216
(1.544)/SOFR/Jan-62 (Purchased)	Jan-32/1.544		2,818,000	(473,424)	154,567
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	113,431
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		$3,439,600	(198,809)	9,665
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(357,718)	(12,417)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		2,064,000	(221,467)	(28,731)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	(34,796)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$2,064,000	(319,094)	(66,089)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	(82,964)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	(102,120)
1.544/SOFR/Jan-62 (Purchased)	Jan-32/1.544		$2,818,000	(473,424)	(106,239)
1.905/SOFR/Jan-42 (Purchased)	Jan-32/1.905		7,514,600	(548,566)	(107,158)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	(109,280)
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	5,302,300	(329,739)	(135,505)
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$3,549,600	(409,979)	(161,116)
1.805/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805		9,707,800	(575,673)	(251,044)
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		6,302,700	404,948	242,339
(1.70)/SOFR/Jan-29 (Written)	Jan-24/1.70		22,135,000	472,306	230,425
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		5,725,500	368,436	225,470
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		4,997,800	372,586	192,965
(2.50)/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	3,287,400	118,659	105,939
(1.81)/SOFR/Jan-37 (Written)	Jan-27/1.81		$3,636,400	214,911	70,183
(2.317)/SOFR/Apr-42 (Written)	Apr-32/2.317		4,718,700	399,674	47,187
2.317/SOFR/Apr-42 (Written)	Apr-32/2.317		4,718,700	399,674	(44,356)
1.81/SOFR/Jan-37 (Written)	Jan-27/1.81		3,636,400	214,911	(181,856)
2.50/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	3,287,400	118,659	(270,410)
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		$4,997,800	372,586	(410,619)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		5,725,500	368,436	(550,392)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		6,302,700	404,948	(581,613)
1.70/SOFR/Jan-29 (Written)	Jan-24/1.70		22,135,000	472,306	(820,766)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	139,236
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(222,086)	(45,718)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(316,205)	(47,575)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	(171,169)
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		18,392,400	968,360	381,091
(2.02)/SOFR/Mar-56 (Written)	Mar-26/2.02		4,845,700	635,998	110,870
2.02/SOFR/Mar-56 (Written)	Mar-26/2.02		4,845,700	635,998	(167,467)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		18,392,400	968,360	(498,986)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		9,668,500	(332,355)	967,720
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		3,867,400	(202,265)	229,337
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		1,584,500	(110,519)	44,192
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		1,584,500	(110,519)	(11,187)
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		3,867,400	(202,265)	(78,740)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		9,668,500	(332,355)	(306,105)
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		1,670,400	219,658	64,945
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		1,670,400	219,658	(92,223)
UBS AG
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	6,192,000	(323,851)	820,385
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$7,636,900	(161,902)	610,952
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,644,000	(364,332)	435,783
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$3,054,700	(170,910)	371,116
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		25,456,200	(171,702)	353,587
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	3,715,200	(292,255)	345,843
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$1,933,700	(174,516)	253,663
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		10,182,500	(161,393)	234,910
(0.90)/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	4,426,000	(417,777)	232,136
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,548,000	(234,237)	188,472
(1.125)/6 month EUR-EURIBOR-Reuters/Apr-48 (Purchased)	Apr-28/1.125	EUR	3,145,900	(414,800)	147,752
(0.4879)/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	1,894,900	(195,310)	137,055
(1.25)/6 month EUR-EURIBOR-Reuters/Apr-48 (Purchased)	Apr-28/1.25	EUR	3,145,600	(409,476)	111,168
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$9,047,900	(420,727)	110,746
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	103,756
(1.325)/6 month EUR-EURIBOR-Reuters/Apr-49 (Purchased)	Apr-29/1.325	EUR	3,146,000	(436,172)	59,341
(0.70)/6 month EUR-EURIBOR-Reuters/Mar-64 (Purchased)	Mar-34/0.70	EUR	1,573,000	(360,383)	43,510
(0.70)/6 month EUR-EURIBOR-Reuters/Mar-64 (Purchased)	Mar-34/0.70	EUR	1,573,000	(365,652)	39,229
(1.345)/6 month EUR-EURIBOR-Reuters/Apr-57 (Purchased)	Apr-27/1.345	EUR	10,961,500	(1,792,637)	26,583
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,202,100	(133,708)	6,192
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,202,100	(133,708)	(2,240)
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$9,047,900	(420,727)	(19,543)
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	(43,967)
1.345/6 month EUR-EURIBOR-Reuters/Apr-57 (Purchased)	Apr-27/1.345	EUR	10,961,500	(1,792,637)	(46,239)
0.70/6 month EUR-EURIBOR-Reuters/Mar-64 (Purchased)	Mar-34/0.70	EUR	1,573,000	(360,383)	(59,441)
0.70/6 month EUR-EURIBOR-Reuters/Mar-64 (Purchased)	Mar-34/0.70	EUR	1,573,000	(365,652)	(63,739)
1.325/6 month EUR-EURIBOR-Reuters/Apr-49 (Purchased)	Apr-29/1.325	EUR	3,146,000	(436,172)	(69,564)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$10,182,500	(161,393)	(80,849)
1.25/6 month EUR-EURIBOR-Reuters/Apr-48 (Purchased)	Apr-28/1.25	EUR	3,145,600	(409,476)	(91,125)
0.4879/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	1,894,900	(195,310)	(91,998)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$25,456,200	(171,702)	(92,661)
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,548,000	(234,237)	(96,367)
0.90/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	4,426,000	(417,777)	(114,482)
1.125/6 month EUR-EURIBOR-Reuters/Apr-48 (Purchased)	Apr-28/1.125	EUR	3,145,900	(414,800)	(120,504)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$3,054,700	(170,910)	(132,269)
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	3,715,200	(292,255)	(133,140)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$1,933,700	(174,516)	(150,403)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		7,636,900	(161,902)	(154,036)
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,644,000	(364,332)	(166,425)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	6,192,000	(323,851)	(209,097)
0.32/6 month EUR-EURIBOR-Reuters/Sep-52 (Purchased)	Sep-22/0.32	EUR	9,253,300	(562,458)	(464,563)
(0.16)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.16	EUR	9,253,300	370,153	303,201
(0.00)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.00	EUR	9,253,300	239,943	194,259
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$6,109,500	162,360	112,048
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,762,700	141,313	87,176
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,762,700	141,313	(163,009)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$6,109,500	162,360	(400,722)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		13,535,900	(277,148)	761,800
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		9,668,500	(198,446)	550,041
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		8,427,300	(570,528)	408,640
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		5,720,000	(285,285)	262,148
(1.8225)/SOFR/Jan-42 (Purchased)	Jan-32/1.8225		5,538,100	(408,712)	212,663
1.8225/SOFR/Jan-42 (Purchased)	Jan-32/1.8225		5,538,100	(408,712)	(93,705)
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		5,720,000	(285,285)	(104,218)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		9,668,500	(198,446)	(138,066)
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		8,427,300	(570,528)	(147,141)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		13,535,900	(277,148)	(190,992)
(1.62)/SOFR/Jan-27 (Written)	Jan-25/1.62		42,458,900	467,048	129,924
1.62/SOFR/Jan-27 (Written)	Jan-25/1.62		42,458,900	467,048	(715,857)

Unrealized appreciation					36,316,946

Unrealized (depreciation)					(40,221,995)

Total					$(3,905,049)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/22 (proceeds receivable $606,144,316) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 5/1/52	$1,000,000	5/19/22	$978,181
Uniform Mortgage-Backed Securities, 4.50%, 6/1/52	100,000,000	6/13/22	101,242,240
Uniform Mortgage-Backed Securities, 4.50%, 5/1/52	29,000,000	5/12/22	29,502,982
Uniform Mortgage-Backed Securities, 4.00%, 6/1/52	38,000,000	6/13/22	37,655,621
Uniform Mortgage-Backed Securities, 4.00%, 5/1/52	122,000,000	5/12/22	121,280,382
Uniform Mortgage-Backed Securities, 3.50%, 6/1/52	34,000,000	6/13/22	32,883,018
Uniform Mortgage-Backed Securities, 3.50%, 5/1/52	40,000,000	5/12/22	38,784,340
Uniform Mortgage-Backed Securities, 3.00%, 5/1/52	35,000,000	5/12/22	32,995,673
Uniform Mortgage-Backed Securities, 2.50%, 6/1/52	90,000,000	6/13/22	81,942,174
Uniform Mortgage-Backed Securities, 2.50%, 5/1/52	90,000,000	5/12/22	82,110,924
Uniform Mortgage-Backed Securities, 2.00%, 6/1/52	18,000,000	6/13/22	15,842,394
Uniform Mortgage-Backed Securities, 2.00%, 5/1/52	27,000,000	5/12/22	23,809,999

Total			$599,027,928

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$26,548,000	$842,899		$1,283	12/23/23	0.695% — Annually	Secured Overnight Financing Rate — Annually	$789,668
		17,960,000	1,308,745		1,544	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	1,248,306
		8,583,000	1,036,483		1,037	12/23/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	1,001,747
		4,489,000	969,265		(7,993)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(956,104)
		39,725,000	1,260,077		(4,042)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	1,174,595
		6,991,000	506,288		(936)	12/24/26	1.096% — Annually	Secured Overnight Financing Rate — Annually	481,110
		9,943,000	1,201,015		(4,439)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	1,155,405
		17,998,000	3,893,507		(9,727)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	3,798,976
		8,125,000	1,606,719		(1,324)	12/31/51	1.525% — Annually	Secured Overnight Financing Rate — Annually	1,567,164
		3,304,000	234,452		(438)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	(223,633)
		867,000	99,731		15,612	12/31/31	Secured Overnight Financing Rate — Annually	1.355% — Annually	(80,932)
		51,309,000	3,126,257		847,597	1/12/27	Secured Overnight Financing Rate — Annually	1.372% — Annually	(2,138,318)
		2,215,200	76,934	(E)	(49)	1/15/47	1.724% — Annually	Secured Overnight Financing Rate — Annually	76,885
		5,869,000	974,137		(200)	1/21/52	1.679% — Annually	Secured Overnight Financing Rate — Annually	948,669
		3,669,000	649,193		(125)	1/19/52	Secured Overnight Financing Rate — Annually	1.626% — Annually	(633,761)
		2,384,000	407,783		(81)	2/1/52	1.6545% — Annually	Secured Overnight Financing Rate — Annually	398,790
		25,638,000	1,652,369		(6,236)	2/15/29	Secured Overnight Financing Rate — Annually	1.681% — Annually	(1,577,480)
		8,865,400	1,138,849		(302)	2/24/52	Secured Overnight Financing Rate — Annually	1.86% — Annually	(1,111,524)
		4,600,000	679,144		(157)	2/29/52	1.7674% — Annually	Secured Overnight Financing Rate — Annually	666,393
		4,617,000	381,364		(61)	2/29/32	Secured Overnight Financing Rate — Annually	1.75% — Annually	(368,924)
		30,452,000	1,478,749		(246)	2/28/27	1.675% — Annually	Secured Overnight Financing Rate — Annually	1,400,183
		48,806,000	1,068,363		(185)	2/29/24	Secured Overnight Financing Rate — Annually	1.47709% — Annually	(957,870)
		15,830,000	971,171		(181)	3/1/29	Secured Overnight Financing Rate — Annually	1.7355% — Annually	(929,234)
		4,119,800	364,767		(55)	3/7/32	3 month USD-LIBOR-BBA — Quarterly	1.9575% — Semiannually	(356,395)
		17,853,500	1,791,777		(237)	3/9/32	1.5475% — Annually	Secured Overnight Financing Rate — Annually	1,755,349
		18,511,500	1,867,440		(245)	3/9/32	1.5415% — Annually	Secured Overnight Financing Rate — Annually	1,830,070
		9,759,000	819,756		(129)	3/11/32	1.737% — Annually	Secured Overnight Financing Rate — Annually	798,115
		11,112,000	945,076	(E)	300,480	6/15/32	Secured Overnight Financing Rate — Annually	1.762% — Annually	(644,596)
		48,660,000	2,239,333		1,100,323	3/21/29	Secured Overnight Financing Rate — Annually	1.986% — Annually	(1,088,363)
		45,436,000	954,610	(E)	(660,134)	6/15/24	1.80% — Annually	Secured Overnight Financing Rate — Annually	294,477
		129,357,000	5,699,469	(E)	(3,031,510)	6/15/27	1.85% — Annually	Secured Overnight Financing Rate — Annually	2,667,965
		48,911,000	3,357,251	(E)	1,296,635	6/15/32	Secured Overnight Financing Rate — Annually	1.95% — Annually	(2,060,617)
		19,378,000	1,747,896	(E)	300,219	6/15/52	Secured Overnight Financing Rate — Annually	2.05% — Annually	(1,447,677)
		8,052,500	309,216		(107)	3/30/32	2.2655% — Annually	Secured Overnight Financing Rate — Annually	294,891
		8,052,500	313,081		(107)	3/30/32	2.26% — Annually	Secured Overnight Financing Rate — Annually	298,782
		8,223,000	148,343		(67)	3/30/27	2.3535% — Annually	Secured Overnight Financing Rate — Annually	133,114
		23,747,100	846,347		(315)	4/7/32	2.298% — Annually	Secured Overnight Financing Rate — Annually	813,999
		5,855,500	110,259		(47)	3/31/27	Secured Overnight Financing Rate — Annually	2.3365% — Annually	(99,932)
		17,590,000	133,332		(66)	3/31/24	2.307% — Annually	Secured Overnight Financing Rate — Annually	102,520
		11,830,000	249,140		(96)	3/31/27	Secured Overnight Financing Rate — Annually	2.288% — Annually	(228,751)
		12,255,000	281,375		(99)	4/1/27	2.247% — Annually	Secured Overnight Financing Rate — Annually	261,273
		7,740,000	398,455		(103)	4/4/32	2.116% — Annually	Secured Overnight Financing Rate — Annually	387,680
		467,000	4,161		(2)	4/4/24	Secured Overnight Financing Rate — Annually	2.243% — Annually	(3,473)
		789,000	41,888		(10)	4/4/32	Secured Overnight Financing Rate — Annually	2.0975% — Annually	(40,820)
		3,412,000	65,954		(28)	4/6/27	2.3265% — Annually	Secured Overnight Financing Rate — Annually	61,067
		14,144,000	273,828		(114)	4/6/27	2.326% — Annually	Secured Overnight Financing Rate — Annually	253,641
		12,222,000	213,763		(99)	4/7/27	Secured Overnight Financing Rate — Annually	2.3665% — Annually	(196,820)
		3,014,000	15,371		(11)	4/7/24	Secured Overnight Financing Rate — Annually	2.4485% — Annually	(11,016)
		605,000	7,714		(5)	4/7/27	2.469% — Annually	Secured Overnight Financing Rate — Annually	6,827
		682,000	22,376		(9)	4/7/23	2.3305% — Annually	Secured Overnight Financing Rate — Annually	21,436
		272,000	21,317		(9)	4/7/52	Secured Overnight Financing Rate — Annually	2.1005% — Annually	(20,996)
		8,550,000	227,687		(113)	4/8/32	Secured Overnight Financing Rate — Annually	2.4015% — Annually	(216,287)
		5,698,000	161,310		(76)	4/11/32	2.3825% — Annually	Secured Overnight Financing Rate — Annually	154,573
		4,818,000	94,144		(64)	4/12/32	Secured Overnight Financing Rate — Annually	2.483% — Annually	(88,582)
		11,686,000	122,586		(95)	4/12/27	2.518% — Annually	Secured Overnight Financing Rate — Annually	108,669
		5,552,000	165,838		(189)	4/13/52	2.3335% — Annually	Secured Overnight Financing Rate — Annually	159,936
		15,212,000	107,549		(123)	4/13/27	Secured Overnight Financing Rate — Annually	2.592% — Annually	(89,986)
		12,716,000	232,448		(169)	4/14/32	2.4975% — Annually	Secured Overnight Financing Rate — Annually	218,996
		11,082,000	317,167		(378)	4/14/52	Secured Overnight Financing Rate — Annually	2.3395% — Annually	(306,702)
		3,170,000	38,420		(26)	4/14/27	2.483% — Annually	Secured Overnight Financing Rate — Annually	35,088
		3,773,000	22,940		(14)	4/14/24	Secured Overnight Financing Rate — Annually	2.403% — Annually	(19,162)
		4,979,000	70,851		(40)	4/19/27	Secured Overnight Financing Rate — Annually	2.438% — Annually	(67,279)
		4,975,000	39,004		(66)	4/20/32	2.6173% — Annually	Secured Overnight Financing Rate — Annually	35,353
		5,027,000	30,866		(41)	4/21/27	Secured Overnight Financing Rate — Annually	2.612% — Annually	(27,604)
		5,557,000	18,283		(45)	4/22/27	Secured Overnight Financing Rate — Annually	2.673% — Annually	(14,998)
		2,047,000	16,908		(27)	4/25/32	Secured Overnight Financing Rate — Annually	2.6125% — Annually	(16,121)
		32,580,000	94,808		(308)	5/2/27	Secured Overnight Financing Rate — Annually	2.685% — Annually	(95,115)
		21,264,000	33,172		(282)	4/26/32	2.689% — Annually	Secured Overnight Financing Rate — Annually	25,592
		5,319,000	1,862		(20)	4/26/24	2.743% — Annually	Secured Overnight Financing Rate — Annually	(3,750)
		1,218,000	2,594		(16)	4/26/32	Secured Overnight Financing Rate — Annually	2.6825% — Annually	(2,193)
		3,004,000	40,884		(40)	4/27/32	2.5515% — Annually	Secured Overnight Financing Rate — Annually	40,060
		3,704,000	12,557		(14)	4/28/24	2.553% — Annually	Secured Overnight Financing Rate — Annually	11,839
		1,210,000	16,940		(16)	4/28/32	Secured Overnight Financing Rate — Annually	2.547% — Annually	(16,727)
		7,323,000	27,315		(59)	5/2/27	Secured Overnight Financing Rate — Annually	2.6675% — Annually	(27,374)
	AUD	177,000	20,401	(E)	(2)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	20,399
	AUD	596,700	75,778	(E)	(6)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	75,772
	AUD	221,500	28,899	(E)	(2)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	28,898
	AUD	345,400	35,306	(E)	(4)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	35,302
	AUD	1,289,300	148,212	(E)	(15)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	148,197
	AUD	82,700	16,168	(E)	(2)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	16,166
	AUD	4,100,000	379,401		(45)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(377,411)
	AUD	4,617,000	272,324	(E)	(174,775)	6/15/32	2.67% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	97,550
	CAD	9,629,000	680,660	(E)	(274,481)	6/15/32	2.325% — Semiannually	3 month CAD-BA-CDOR — Semiannually	406,177
	CHF	7,267,000	529,215	(E)	239,972	6/15/32	Swiss Average Rate Overnight — Annually	0.565% — Annually	(289,244)
	CZK	41,500,000	34,530	(E)	(17)	6/15/27	6 month CZK-PRIBOR — Semiannually	4.460% — Annually	(34,548)
	EUR	1,144,400	46,070	(E)	(44)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(46,114)
	EUR	1,556,300	69,958		(60)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	(63,960)
	EUR	1,719,000	112,362		(66)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	107,874
	EUR	1,739,200	136,562		(66)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	132,418
	EUR	2,008,000	204,441		(77)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	201,323
	EUR	1,798,800	14,005	(E)	(68)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	13,936
	EUR	2,077,000	242,931		(79)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	236,109
	EUR	1,655,300	172,915	(E)	(63)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	172,851
	EUR	1,510,500	229,624		(58)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	225,137
	EUR	904,900	159,804		(35)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	157,317
	EUR	3,288,600	791,592	(E)	(125)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	791,467
	EUR	2,023,200	631,754	(E)	(76)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(631,830)
	EUR	2,735,100	851,595		(102)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	847,385
	EUR	11,076,900	2,495,922		(418)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	(2,471,153)
	EUR	1,285,600	429,034	(E)	(48)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	428,986
	EUR	585,600	247,322	(E)	(23)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	247,299
	EUR	3,783,300	557,809	(E)	(80)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(557,889)
	EUR	1,853,200	265,239	(E)	(40)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	265,199
	EUR	2,522,800	369,885	(E)	(58)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	369,827
	EUR	863,600	125,133	(E)	(20)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	125,113
	EUR	2,373,100	581,513		(97)	5/21/51	6 month EUR-EURIBOR-REUTERS — Semiannually	0.516% — Annually	(562,033)
	EUR	2,436,000	333,234		(42)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	323,339
	EUR	2,079,900	306,792		(36)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	301,927
	EUR	694,000	197,830	(E)	(28)	9/14/52	6 month EUR-EURIBOR-REUTERS — Semiannually	0.374% — Annually	(197,858)
	EUR	6,666,000	719,615		(107)	3/7/32	6 month EUR-EURIBOR-REUTERS — Semiannually	0.60% — Annually	(707,794)
	EUR	1,527,000	126,795	(E)	(78,400)	6/15/32	0.915% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	48,395
	EUR	1,300,000	3,127		(5)	4/27/24	0.841% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	2,957
	GBP	1,571,100	194,358		(31)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(181,980)
	GBP	37,081,600	601,971	(E)	(191)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	601,780
	GBP	921,000	51,779	(E)	41,516	6/15/32	Sterling Overnight Index Average — Annually	1.455% — Annually	(10,264)
	JPY	110,098,700	7,746	(E)	(31)	8/29/43	0.8084% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	(7,777)
	JPY	140,532,700	103,915	(E)	(40)	8/29/43	0.2529% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	103,875
	JPY	267,307,900	50,176		(31)	2/25/31	0.0619% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	49,894
	JPY	271,350,600	165,288	(E)	(77)	8/29/43	Bank of Japan Unsecured Overnight Call Rate Expected Index — Annually	0.343% — Annually	(165,365)
	NOK	29,986,000	172,352	(E)	181,582	6/15/32	6 month NOK-NIBOR-NIBR — Semiannually	2.355% — Annually	9,232
	NZD	5,133,000	230,976	(E)	(3,757)	6/15/32	3.10% — Semiannually	3 month NZD-BBR-FRA — Quarterly	227,219
	SEK	73,444,000	597,458	(E)	(327,672)	6/15/32	1.497% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	269,786

	Total				$(266,247)				$10,093,973
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
Morgan Stanley & Co. International PLC
$2,391,316	$2,140,974	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(199,707)
2,285,366	2,204,375	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(73,208)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(272,915)

	Total	$—			Total	$(272,915)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$9,980	$137,008	$33,170	5/11/63	300 bp — Monthly	$(23,121)
	CMBX NA BBB-.6 Index	B+/P	19,586	304,983	73,836	5/11/63	300 bp — Monthly	(54,098)
	CMBX NA BBB-.6 Index	B+/P	40,127	609,965	147,673	5/11/63	300 bp — Monthly	(107,240)
	CMBX NA BBB-.6 Index	B+/P	38,247	629,672	152,444	5/11/63	300 bp — Monthly	(113,882)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	14,591	101,200	9,179	5/11/63	200 bp — Monthly	5,446
	CMBX NA A.6 Index	BBB+/P	17,760	112,640	10,216	5/11/63	200 bp — Monthly	7,581
	CMBX NA A.6 Index	BBB+/P	27,135	142,560	12,930	5/11/63	200 bp — Monthly	14,252
	CMBX NA A.6 Index	BBB+/P	28,714	163,680	14,846	5/11/63	200 bp — Monthly	13,923
	CMBX NA A.6 Index	BBB+/P	34,485	200,640	18,198	5/11/63	200 bp — Monthly	16,354
	CMBX NA A.6 Index	BBB+/P	63,321	315,040	28,574	5/11/63	200 bp — Monthly	34,852
	CMBX NA A.6 Index	BBB+/P	46,648	349,360	31,687	5/11/63	200 bp — Monthly	15,077
	CMBX NA A.6 Index	BBB+/P	71,820	380,160	34,481	5/11/63	200 bp — Monthly	37,466
	CMBX NA BB.11 Index	BB-/P	167,805	297,000	39,293	11/18/54	500 bp — Monthly	128,759
	CMBX NA BB.12 Index	BB-/P	11,025	21,000	3,035	8/17/61	500 bp — Monthly	8,008
	CMBX NA BB.13 Index	BB-/P	11,397	114,000	18,092	12/16/72	500 bp — Monthly	(6,600)
	CMBX NA BB.13 Index	BB-/P	35,081	385,000	61,100	12/16/72	500 bp — Monthly	(25,698)
	CMBX NA BB.13 Index	BB-/P	54,265	575,000	91,253	12/16/72	500 bp — Monthly	(36,509)
	CMBX NA BB.13 Index	BB-/P	102,570	1,125,000	178,538	12/16/72	500 bp — Monthly	(75,030)
	CMBX NA BB.14 Index	BB/P	28,945	264,000	34,663	12/16/72	500 bp — Monthly	(5,498)
	CMBX NA BB.6 Index	CCC+/P	244,400	561,200	231,944	5/11/63	500 bp — Monthly	12,924
	CMBX NA BB.6 Index	CCC+/P	385,740	2,473,880	1,022,455	5/11/63	500 bp — Monthly	(634,653)
	CMBX NA BB.7 Index	B/P	136,056	2,666,000	828,326	1/17/47	500 bp — Monthly	(690,049)
	CMBX NA BB.9 Index	B/P	8,348	41,000	10,336	9/17/58	500 bp — Monthly	(1,954)
	CMBX NA BB.9 Index	B/P	65,555	321,000	80,924	9/17/58	500 bp — Monthly	(15,101)
	CMBX NA BBB-.10 Index	BB+/P	26,678	215,000	27,112	11/17/59	300 bp — Monthly	(326)
	CMBX NA BBB-.10 Index	BB+/P	42,328	388,000	48,927	11/17/59	300 bp — Monthly	(6,405)
	CMBX NA BBB-.11 Index	BBB-/P	7,704	123,000	13,530	11/18/54	300 bp — Monthly	(5,764)
	CMBX NA BBB-.12 Index	BBB-/P	5,297	127,000	15,634	8/17/61	300 bp — Monthly	(10,273)
	CMBX NA BBB-.12 Index	BBB-/P	16,913	287,000	35,330	8/17/61	300 bp — Monthly	(18,273)
	CMBX NA BBB-.12 Index	BBB-/P	89,722	566,000	69,675	8/17/61	300 bp — Monthly	20,331
	CMBX NA BBB-.14 Index	BBB-/P	1,901	61,000	8,510	12/16/72	300 bp — Monthly	(6,578)
	CMBX NA BBB-.14 Index	BBB-/P	3,265	66,000	9,207	12/16/72	300 bp — Monthly	(5,909)
	CMBX NA BBB-.14 Index	BBB-/P	3,155	97,000	13,532	12/16/72	300 bp — Monthly	(10,328)
	CMBX NA BBB-.14 Index	BBB-/P	9,801	196,000	27,342	12/16/72	300 bp — Monthly	(17,443)
	CMBX NA BBB-.14 Index	BBB-/P	6,353	207,000	28,877	12/16/72	300 bp — Monthly	(22,420)
	CMBX NA BBB-.14 Index	BBB-/P	13,722	301,000	41,990	12/16/72	300 bp — Monthly	(28,117)
	CMBX NA BBB-.14 Index	BBB-/P	20,618	631,000	88,025	12/16/72	300 bp — Monthly	(67,091)
	CMBX NA BBB-.15 Index	BBB-/P	11,072	106,000	15,275	11/18/64	300 bp — Monthly	(4,149)
	CMBX NA BBB-.6 Index	B+/P	480	5,630	1,363	5/11/63	300 bp — Monthly	(881)
	CMBX NA BBB-.6 Index	B+/P	71,588	233,664	56,570	5/11/63	300 bp — Monthly	15,134
	CMBX NA BBB-.6 Index	B+/P	71,588	233,664	56,570	5/11/63	300 bp — Monthly	15,134
	CMBX NA BBB-.6 Index	B+/P	22,091	314,367	76,108	5/11/63	300 bp — Monthly	(53,860)
	CMBX NA BBB-.6 Index	B+/P	24,805	353,780	85,650	5/11/63	300 bp — Monthly	(60,668)
	CMBX NA BBB-.6 Index	B+/P	146,599	467,327	113,140	5/11/63	300 bp — Monthly	33,693
	CMBX NA BBB-.6 Index	B+/P	43,570	600,581	145,401	5/11/63	300 bp — Monthly	(101,530)
	CMBX NA BBB-.6 Index	B+/P	227,525	3,352,931	811,745	5/11/63	300 bp — Monthly	(582,543)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	63,938	478,000	148,515	1/17/47	500 bp — Monthly	(84,179)
	CMBX NA BBB-.6 Index	B+/P	108,504	921,516	223,099	5/11/63	300 bp — Monthly	(114,134)
	CMBX NA BBB-.6 Index	B+/P	251,482	2,135,816	517,081	5/11/63	300 bp — Monthly	(264,531)
	CMBX NA BBB-.6 Index	B+/P	2,111,242	21,085,085	5,104,699	5/11/63	300 bp — Monthly	(2,982,774)
	CMBX NA BBB-.7 Index	BB-/P	27,745	351,000	63,707	1/17/47	300 bp — Monthly	(35,786)
	CMBX NA BBB-.7 Index	BB-/P	138,664	1,876,000	340,494	1/17/47	300 bp — Monthly	(200,892)
	CMBX NA BBB-.7 Index	BB-/P	143,170	2,180,000	395,670	1/17/47	300 bp — Monthly	(251,410)
	Goldman Sachs International
	CMBX NA BB.9 Index	B/P	10,109	25,000	6,303	9/17/58	500 bp — Monthly	3,828
	CMBX NA BBB-.13 Index	BBB-/P	11,283	72,000	9,727	12/16/72	300 bp — Monthly	1,592
	CMBX NA BBB-.13 Index	BBB-/P	4,765	80,000	10,808	12/16/72	300 bp — Monthly	(6,003)
	CMBX NA BBB-.13 Index	BBB-/P	7,097	120,000	16,212	12/16/72	300 bp — Monthly	(9,055)
	CMBX NA BBB-.13 Index	BBB-/P	7,542	120,000	16,212	12/16/72	300 bp — Monthly	(8,610)
	CMBX NA BBB-.13 Index	BBB-/P	14,269	222,000	29,992	12/16/72	300 bp — Monthly	(15,612)
	CMBX NA BBB-.13 Index	BBB-/P	14,538	316,000	42,692	12/16/72	300 bp — Monthly	(27,995)
	CMBX NA BBB-.14 Index	BBB-/P	178	4,000	558	12/16/72	300 bp — Monthly	(378)
	CMBX NA BBB-.15 Index	BBB-/P	6,958	112,000	16,139	11/18/64	300 bp — Monthly	(9,125)
	CMBX NA BBB-.15 Index	BBB-/P	17,096	192,000	27,667	11/18/64	300 bp — Monthly	(10,476)
	CMBX NA BBB-.15 Index	BBB-/P	17,747	192,000	27,667	11/18/64	300 bp — Monthly	(9,824)
	CMBX NA BBB-.6 Index	B+/P	74	938	227	5/11/63	300 bp — Monthly	(153)
	CMBX NA BBB-.6 Index	B+/P	73	938	227	5/11/63	300 bp — Monthly	(153)
	CMBX NA BBB-.6 Index	B+/P	228	2,815	682	5/11/63	300 bp — Monthly	(452)
	CMBX NA BBB-.6 Index	B+/P	401	4,692	1,136	5/11/63	300 bp — Monthly	(733)
	CMBX NA BBB-.6 Index	B+/P	657	12,199	2,953	5/11/63	300 bp — Monthly	(2,291)
	CMBX NA BBB-.6 Index	B+/P	1,187	14,076	3,408	5/11/63	300 bp — Monthly	(2,214)
	CMBX NA BBB-.6 Index	B+/P	2,942	32,844	7,952	5/11/63	300 bp — Monthly	(4,993)
	CMBX NA BBB-.6 Index	B+/P	2,096	40,352	9,769	5/11/63	300 bp — Monthly	(7,653)
	CMBX NA BBB-.6 Index	B+/P	11,917	83,518	20,220	5/11/63	300 bp — Monthly	(8,261)
	CMBX NA BBB-.6 Index	B+/P	11,844	83,518	20,220	5/11/63	300 bp — Monthly	(8,334)
	CMBX NA BBB-.6 Index	B+/P	10,089	106,978	25,899	5/11/63	300 bp — Monthly	(15,757)
	CMBX NA BBB-.6 Index	B+/P	33,261	110,732	26,808	5/11/63	300 bp — Monthly	6,508
	CMBX NA BBB-.6 Index	B+/P	33,261	110,732	26,808	5/11/63	300 bp — Monthly	6,508
	CMBX NA BBB-.6 Index	B+/P	20,235	171,729	41,576	5/11/63	300 bp — Monthly	(21,254)
	CMBX NA BBB-.6 Index	B+/P	25,594	176,421	42,711	5/11/63	300 bp — Monthly	(17,029)
	CMBX NA BBB-.6 Index	B+/P	21,361	190,497	46,119	5/11/63	300 bp — Monthly	(24,663)
	CMBX NA BBB-.6 Index	B+/P	17,848	193,312	46,801	5/11/63	300 bp — Monthly	(28,856)
	CMBX NA BBB-.6 Index	B+/P	26,299	202,696	49,073	5/11/63	300 bp — Monthly	(22,673)
	CMBX NA BBB-.6 Index	B+/P	24,541	209,265	50,663	5/11/63	300 bp — Monthly	(26,018)
	CMBX NA BBB-.6 Index	B+/P	25,154	211,142	51,117	5/11/63	300 bp — Monthly	(25,858)
	CMBX NA BBB-.6 Index	B+/P	27,421	229,910	55,661	5/11/63	300 bp — Monthly	(28,125)
	CMBX NA BBB-.6 Index	B+/P	13,938	252,432	61,114	5/11/63	300 bp — Monthly	(47,049)
	CMBX NA BBB-.6 Index	B+/P	38,596	260,877	63,158	5/11/63	300 bp — Monthly	(24,432)
	CMBX NA BBB-.6 Index	B+/P	24,979	277,769	67,248	5/11/63	300 bp — Monthly	(42,130)
	CMBX NA BBB-.6 Index	B+/P	26,076	289,968	70,201	5/11/63	300 bp — Monthly	(43,981)
	CMBX NA BBB-.6 Index	B+/P	34,835	325,628	78,834	5/11/63	300 bp — Monthly	(43,836)
	CMBX NA BBB-.6 Index	B+/P	104,846	359,410	87,013	5/11/63	300 bp — Monthly	18,013
	CMBX NA BBB-.6 Index	B+/P	58,232	365,041	88,376	5/11/63	300 bp — Monthly	(29,962)
	CMBX NA BBB-.6 Index	B+/P	57,641	367,856	89,058	5/11/63	300 bp — Monthly	(31,233)
	CMBX NA BBB-.6 Index	B+/P	44,904	378,178	91,557	5/11/63	300 bp — Monthly	(46,464)
	CMBX NA BBB-.6 Index	B+/P	20,039	379,117	91,784	5/11/63	300 bp — Monthly	(71,555)
	CMBX NA BBB-.6 Index	B+/P	34,559	391,316	94,738	5/11/63	300 bp — Monthly	(59,983)
	CMBX NA BBB-.6 Index	B+/P	45,228	392,254	94,965	5/11/63	300 bp — Monthly	(49,541)
	CMBX NA BBB-.6 Index	B+/P	45,403	392,254	94,965	5/11/63	300 bp — Monthly	(49,365)
	CMBX NA BBB-.6 Index	B+/P	23,107	415,715	100,645	5/11/63	300 bp — Monthly	(77,329)
	CMBX NA BBB-.6 Index	B+/P	51,553	433,544	104,961	5/11/63	300 bp — Monthly	(53,191)
	CMBX NA BBB-.6 Index	B+/P	51,553	433,544	104,961	5/11/63	300 bp — Monthly	(53,191)
	CMBX NA BBB-.6 Index	B+/P	130,156	459,820	111,322	5/11/63	300 bp — Monthly	19,064
	CMBX NA BBB-.6 Index	B+/P	48,875	531,139	128,589	5/11/63	300 bp — Monthly	(79,448)
	CMBX NA BBB-.6 Index	B+/P	86,808	540,523	130,861	5/11/63	300 bp — Monthly	(43,782)
	CMBX NA BBB-.6 Index	B+/P	40,011	776,063	187,885	5/11/63	300 bp — Monthly	(147,486)
	CMBX NA BBB-.6 Index	B+/P	69,759	870,842	210,831	5/11/63	300 bp — Monthly	(140,637)
	CMBX NA BBB-.6 Index	B+/P	134,739	901,810	218,328	5/11/63	300 bp — Monthly	(83,138)
	CMBX NA BBB-.6 Index	B+/P	118,398	1,007,850	244,000	5/11/63	300 bp — Monthly	(125,098)
	CMBX NA BBB-.6 Index	B+/P	124,607	1,119,521	271,036	5/11/63	300 bp — Monthly	(145,869)
	CMBX NA BBB-.6 Index	B+/P	184,707	1,455,470	352,369	5/11/63	300 bp — Monthly	(166,935)
	CMBX NA BBB-.6 Index	B+/P	320,704	2,011,946	487,092	5/11/63	300 bp — Monthly	(165,382)
	CMBX NA BBB-.7 Index	BB-/P	54,254	734,000	133,221	1/17/47	300 bp — Monthly	(78,600)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	17,251	215,000	62,866	5/11/63	500 bp — Monthly	(45,436)
	CMBX NA BB.6 Index	CCC+/P	10,811	19,320	7,985	5/11/63	500 bp — Monthly	2,842
	CMBX NA BBB-.12 Index	BBB-/P	469	11,000	1,354	8/17/61	300 bp — Monthly	(880)
	CMBX NA BBB-.12 Index	BBB-/P	646	12,000	1,477	8/17/61	300 bp — Monthly	(825)
	CMBX NA BBB-.12 Index	BBB-/P	6,330	100,000	12,310	8/17/61	300 bp — Monthly	(5,930)
	CMBX NA BBB-.13 Index	BBB-/P	2,898	49,000	6,620	12/16/72	300 bp — Monthly	(3,698)
	CMBX NA BBB-.13 Index	BBB-/P	21,140	105,000	14,186	12/16/72	300 bp — Monthly	7,007
	CMBX NA BBB-.13 Index	BBB-/P	16,522	105,000	14,186	12/16/72	300 bp — Monthly	2,389
	CMBX NA BBB-.6 Index	B+/P	6,372,946	18,706,221	4,528,776	5/11/63	300 bp — Monthly	1,850,437
	Merrill Lynch International
	CMBX NA BB.6 Index	CCC+/P	28,625	235,520	97,340	5/11/63	500 bp — Monthly	(68,519)
	CMBX NA BBB-.6 Index	B+/P	1,669	5,630	1,363	5/11/63	300 bp — Monthly	308
	CMBX NA BBB-.6 Index	B+/P	815,080	2,838,684	687,245	5/11/63	300 bp — Monthly	129,254
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	4,192	46,000	7,300	12/16/72	500 bp — Monthly	(3,070)
	CMBX NA BB.13 Index	BB-/P	10,544	110,000	17,457	12/16/72	500 bp — Monthly	(6,821)
	CMBX NA BB.13 Index	BB-/P	12,184	131,000	20,790	12/16/72	500 bp — Monthly	(8,496)
	CMBX NA BB.13 Index	BB-/P	18,751	203,000	32,216	12/16/72	500 bp — Monthly	(13,296)
	CMBX NA BB.13 Index	BB-/P	41,316	450,000	71,415	12/16/72	500 bp — Monthly	(29,724)
	CMBX NA BB.6 Index	CCC+/P	120,960	264,960	109,508	5/11/63	500 bp — Monthly	11,673
	CMBX NA BB.6 Index	CCC+/P	261,415	566,720	234,225	5/11/63	500 bp — Monthly	27,662
	CMBX NA BBB-.12 Index	BBB-/P	6,954	118,000	14,526	8/17/61	300 bp — Monthly	(7,513)
	CMBX NA BBB-.12 Index	BBB-/P	21,210	494,000	60,811	8/17/61	300 bp — Monthly	(39,354)
	CMBX NA BBB-.13 Index	BBB-/P	118	2,000	270	12/16/72	300 bp — Monthly	(151)
	CMBX NA BBB-.13 Index	BBB-/P	2,205	24,000	3,242	12/16/72	300 bp — Monthly	(1,026)
	CMBX NA BBB-.13 Index	BBB-/P	3,083	33,000	4,458	12/16/72	300 bp — Monthly	(1,359)
	CMBX NA BBB-.13 Index	BBB-/P	4,295	63,000	8,511	12/16/72	300 bp — Monthly	(4,185)
	CMBX NA BBB-.15 Index	BBB-/P	6,150	67,000	9,655	11/18/64	300 bp — Monthly	(3,471)
	CMBX NA BBB-.15 Index	BBB-/P	6,092	108,000	15,563	11/18/64	300 bp — Monthly	(9,417)
	CMBX NA BBB-.6 Index	B+/P	147	1,877	454	5/11/63	300 bp — Monthly	(307)
	CMBX NA BBB-.6 Index	B+/P	1,202	14,076	3,408	5/11/63	300 bp — Monthly	(2,198)
	CMBX NA BBB-.6 Index	B+/P	20,598	292,783	70,883	5/11/63	300 bp — Monthly	(50,138)
	CMBX NA BBB-.6 Index	B+/P	20,812	297,475	72,019	5/11/63	300 bp — Monthly	(51,058)
	CMBX NA BBB-.6 Index	B+/P	101,566	362,225	87,695	5/11/63	300 bp — Monthly	14,053
	CMBX NA BBB-.6 Index	B+/P	124,403	441,052	106,779	5/11/63	300 bp — Monthly	17,845
	CMBX NA BBB-.6 Index	B+/P	382,260	1,039,756	251,725	5/11/63	300 bp — Monthly	131,055
	CMBX NA BBB-.6 Index	B+/P	471,201	6,674,425	1,615,878	5/11/63	300 bp — Monthly	(1,141,340)
	CMBX NA BBB-.9 Index	BB+/P	2,330	24,000	2,880	9/17/58	300 bp — Monthly	(538)

Upfront premium received			16,710,068		Unrealized appreciation			2,628,972

Upfront premium (paid)			—		Unrealized (depreciation)			(10,466,612)

	Total		$16,710,068				Total	$(7,837,640)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(201,802)	$837,000	$244,739	11/17/59	(500 bp) — Monthly	$42,239
	CMBX NA BB.10 Index	(136,680)	536,000	156,726	11/17/59	(500 bp) — Monthly	19,600
	CMBX NA BB.10 Index	(30,474)	292,000	85,381	11/17/59	(500 bp) — Monthly	54,663
	CMBX NA BB.10 Index	(26,425)	241,000	70,468	11/17/59	(500 bp) — Monthly	43,842
	CMBX NA BB.11 Index	(25,912)	200,000	26,460	11/18/54	(500 bp) — Monthly	381
	CMBX NA BB.11 Index	(3,683)	71,000	9,393	11/18/54	(500 bp) — Monthly	5,651
	CMBX NA BB.11 Index	(2,451)	26,000	3,440	11/18/54	(500 bp) — Monthly	967
	CMBX NA BB.8 Index	(84,415)	236,747	82,269	10/17/57	(500 bp) — Monthly	(2,343)
	CMBX NA BB.8 Index	(17,507)	136,250	47,347	10/17/57	(500 bp) — Monthly	29,726
	CMBX NA BBB-.10 Index	(117,433)	683,000	86,126	11/17/59	(300 bp) — Monthly	(31,648)
	CMBX NA BBB-.10 Index	(112,583)	485,000	61,159	11/17/59	(300 bp) — Monthly	(51,667)
	CMBX NA BBB-.10 Index	(47,101)	385,000	48,549	11/17/59	(300 bp) — Monthly	1,255
	CMBX NA BBB-.10 Index	(44,315)	349,000	44,009	11/17/59	(300 bp) — Monthly	(481)
	CMBX NA BBB-.10 Index	(82,547)	346,000	43,631	11/17/59	(300 bp) — Monthly	(39,089)
	CMBX NA BBB-.10 Index	(53,699)	246,000	31,021	11/17/59	(300 bp) — Monthly	(22,802)
	CMBX NA BBB-.10 Index	(46,791)	215,000	27,112	11/17/59	(300 bp) — Monthly	(19,787)
	CMBX NA BBB-.10 Index	(12,748)	100,000	12,610	11/17/59	(300 bp) — Monthly	(188)
	CMBX NA BBB-.10 Index	(9,561)	75,000	9,458	11/17/59	(300 bp) — Monthly	(141)
	CMBX NA BBB-.12 Index	(32,563)	473,000	58,226	8/17/61	(300 bp) — Monthly	25,427
	CMBX NA BBB-.12 Index	(139,005)	416,000	51,210	8/17/61	(300 bp) — Monthly	(88,003)
	CMBX NA BBB-.12 Index	(143,904)	414,000	50,963	8/17/61	(300 bp) — Monthly	(93,147)
	CMBX NA BBB-.12 Index	(97,719)	278,000	34,222	8/17/61	(300 bp) — Monthly	(63,636)
	CMBX NA BBB-.13 Index	(12,165)	208,000	28,101	12/16/72	(300 bp) — Monthly	15,832
	CMBX NA BBB-.13 Index	(4,939)	97,000	13,105	12/16/72	(300 bp) — Monthly	8,117
	CMBX NA BBB-.13 Index	(4,891)	97,000	13,105	12/16/72	(300 bp) — Monthly	8,165
	CMBX NA BBB-.13 Index	(3,833)	70,000	9,457	12/16/72	(300 bp) — Monthly	5,589
	CMBX NA BBB-.8 Index	(72,204)	455,000	59,651	10/17/57	(300 bp) — Monthly	(12,781)
	CMBX NA BBB-.8 Index	(71,920)	455,000	59,651	10/17/57	(300 bp) — Monthly	(12,497)
	CMBX NA BBB-.8 Index	(59,663)	430,000	56,373	10/17/57	(300 bp) — Monthly	(3,505)
	CMBX NA BBB-.8 Index	(53,250)	400,000	52,440	10/17/57	(300 bp) — Monthly	(1,010)
	CMBX NA BBB-.8 Index	(44,844)	287,000	37,626	10/17/57	(300 bp) — Monthly	(7,362)
	CMBX NA BBB-.8 Index	(29,831)	215,000	28,187	10/17/57	(300 bp) — Monthly	(1,752)
	CMBX NA BBB-.8 Index	(27,337)	191,000	25,040	10/17/57	(300 bp) — Monthly	(2,392)
	CMBX NA BBB-.8 Index	(19,250)	123,000	16,125	10/17/57	(300 bp) — Monthly	(3,186)
	CMBX NA BBB-.9 Index	(12,539)	53,000	6,360	9/17/58	(300 bp) — Monthly	(6,206)
	Credit Suisse International
	CMBX NA BB.10 Index	(80,855)	606,000	177,194	11/17/59	(500 bp) — Monthly	95,835
	CMBX NA BB.10 Index	(71,945)	605,000	176,902	11/17/59	(500 bp) — Monthly	104,453
	CMBX NA BB.10 Index	(39,651)	319,000	93,276	11/17/59	(500 bp) — Monthly	53,358
	CMBX NA BB.7 Index	(54,048)	293,000	91,035	1/17/47	(500 bp) — Monthly	36,743
	CMBX NA BB.7 Index	(4,130)	215,280	88,975	5/11/63	(500 bp) — Monthly	84,666
	Goldman Sachs International
	CMBX NA A.6 Index	(23,158)	207,680	18,837	5/11/63	(200 bp) — Monthly	(4,390)
	CMBX NA A.6 Index	(23,473)	201,520	18,278	5/11/63	(200 bp) — Monthly	(5,262)
	CMBX NA A.6 Index	(9,474)	125,840	11,414	5/11/63	(200 bp) — Monthly	1,898
	CMBX NA A.6 Index	(13,845)	124,960	11,334	5/11/63	(200 bp) — Monthly	(2,553)
	CMBX NA A.6 Index	(12,756)	114,400	10,376	5/11/63	(200 bp) — Monthly	(2,418)
	CMBX NA A.6 Index	(11,781)	102,080	9,259	5/11/63	(200 bp) — Monthly	(2,557)
	CMBX NA A.6 Index	(9,258)	80,960	7,343	5/11/63	(200 bp) — Monthly	(1,941)
	CMBX NA A.6 Index	(8,331)	75,680	6,864	5/11/63	(200 bp) — Monthly	(1,492)
	CMBX NA A.6 Index	(7,459)	67,760	6,146	5/11/63	(200 bp) — Monthly	(1,336)
	CMBX NA A.6 Index	(7,459)	67,760	6,146	5/11/63	(200 bp) — Monthly	(1,336)
	CMBX NA A.6 Index	(7,308)	65,120	5,906	5/11/63	(200 bp) — Monthly	(1,423)
	CMBX NA A.6 Index	(7,308)	65,120	5,906	5/11/63	(200 bp) — Monthly	(1,423)
	CMBX NA A.6 Index	(3,913)	35,200	3,193	5/11/63	(200 bp) — Monthly	(732)
	CMBX NA A.6 Index	(3,913)	35,200	3,193	5/11/63	(200 bp) — Monthly	(732)
	CMBX NA A.6 Index	(2,484)	22,000	1,995	5/11/63	(200 bp) — Monthly	(496)
	CMBX NA A.6 Index	(174)	1,760	160	5/11/63	(200 bp) — Monthly	(15)
	CMBX NA A.6 Index	(96)	880	80	5/11/63	(200 bp) — Monthly	(17)
	CMBX NA A.6 Index	(79)	880	80	5/11/63	(200 bp) — Monthly	1
	CMBX NA A.6 Index	(86)	880	80	5/11/63	(200 bp) — Monthly	(6)
	CMBX NA BB.6 Index	(11,756)	87,400	36,122	5/11/63	(500 bp) — Monthly	24,293
	CMBX NA BB.7 Index	(84,052)	513,000	159,389	1/17/47	(500 bp) — Monthly	74,910
	CMBX NA BB.7 Index	(31,765)	174,000	54,062	1/17/47	(500 bp) — Monthly	22,152
	CMBX NA BB.7 Index	(26,028)	172,000	53,440	1/17/47	(500 bp) — Monthly	27,269
	CMBX NA BB.7 Index	(17,056)	84,000	26,099	1/17/47	(500 bp) — Monthly	8,973
	CMBX NA BB.8 Index	(159,060)	437,740	152,115	10/17/57	(500 bp) — Monthly	(7,310)
	CMBX NA BB.8 Index	(158,786)	437,740	152,115	10/17/57	(500 bp) — Monthly	(7,037)
	CMBX NA BB.8 Index	(142,942)	374,930	130,288	10/17/57	(500 bp) — Monthly	(12,966)
	CMBX NA BB.8 Index	(106,164)	301,490	104,768	10/17/57	(500 bp) — Monthly	(1,648)
	CMBX NA BB.8 Index	(108,705)	291,827	101,410	10/17/57	(500 bp) — Monthly	(7,539)
	CMBX NA BB.8 Index	(5,212)	44,450	15,447	10/17/57	(500 bp) — Monthly	10,198
	CMBX NA BBB-.10 Index	(22,310)	102,000	12,862	11/17/59	(300 bp) — Monthly	(9,498)
	CMBX NA BBB-.12 Index	(19,885)	102,000	12,556	8/17/61	(300 bp) — Monthly	(7,380)
	CMBX NA BBB-.12 Index	(2,702)	8,000	985	8/17/61	(300 bp) — Monthly	(1,721)
	CMBX NA BBB-.13 Index	(20,233)	267,000	36,072	12/16/72	(300 bp) — Monthly	15,705
	CMBX NA BBB-.6 Index	(208,735)	718,820	174,026	5/11/63	(300 bp) — Monthly	(35,068)
	CMBX NA BBB-.8 Index	(29,239)	226,000	29,629	10/17/57	(300 bp) — Monthly	277
	CMBX NA BBB-.8 Index	(18,034)	115,000	15,077	10/17/57	(300 bp) — Monthly	(3,015)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(14,447)	129,360	11,733	5/11/63	(200 bp) — Monthly	(2,758)
	CMBX NA A.6 Index	(10,055)	87,120	7,902	5/11/63	(200 bp) — Monthly	(2,182)
	CMBX NA BB.17 Index	(1,004,767)	2,052,000	637,556	1/17/47	(500 bp) — Monthly	(368,922)
	CMBX NA BB.8 Index	(107,551)	209,690	72,867	10/17/57	(500 bp) — Monthly	(34,858)
	CMBX NA BBB-.10 Index	(59,441)	211,000	26,607	11/17/59	(300 bp) — Monthly	(32,939)
	CMBX NA BBB-.10 Index	(23,584)	143,000	18,032	11/17/59	(300 bp) — Monthly	(5,623)
	CMBX NA BBB-.10 Index	(32,176)	108,000	13,619	11/17/59	(300 bp) — Monthly	(18,611)
	CMBX NA BBB-.11 Index	(28,601)	91,000	10,010	11/18/54	(300 bp) — Monthly	(18,637)
	CMBX NA BBB-.11 Index	(25,144)	80,000	8,800	11/18/54	(300 bp) — Monthly	(16,384)
	CMBX NA BBB-.11 Index	(5,022)	16,000	1,760	11/18/54	(300 bp) — Monthly	(3,270)
	CMBX NA BBB-.12 Index	(3,009)	77,000	9,479	8/17/61	(300 bp) — Monthly	6,432
	CMBX NA BBB-.14 Index	(9,265)	152,000	21,204	12/16/72	(300 bp) — Monthly	11,863
	CMBX NA BBB-.6 Index	(583,423)	2,148,954	520,262	5/11/63	(300 bp) — Monthly	(64,236)
	CMBX NA BBB-.7 Index	(577,517)	2,460,000	446,490	1/17/47	(300 bp) — Monthly	(132,257)
	CMBX NA BBB-.8 Index	(75,341)	543,000	71,187	10/17/57	(300 bp) — Monthly	(4,425)
	Merrill Lynch International
	CMBX NA BB.10 Index	(33,229)	584,000	170,762	11/17/59	(500 bp) — Monthly	137,046
	CMBX NA BB.9 Index	(78)	2,000	504	9/17/58	(500 bp) — Monthly	425
	CMBX NA BBB-.10 Index	(41,601)	192,000	24,211	11/17/59	(300 bp) — Monthly	(17,486)
	CMBX NA BBB-.7 Index	(75,310)	919,000	166,799	1/17/47	(300 bp) — Monthly	91,029
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(13,065)	117,920	10,695	5/11/63	(200 bp) — Monthly	(2,409)
	CMBX NA A.6 Index	(1,944)	17,600	1,596	5/11/63	(200 bp) — Monthly	(353)
	CMBX NA A.6 Index	(581)	5,280	479	5/11/63	(200 bp) — Monthly	(104)
	CMBX NA A.6 Index	(293)	2,640	239	5/11/63	(200 bp) — Monthly	(54)
	CMBX NA A.6 Index	(191)	1,760	160	5/11/63	(200 bp) — Monthly	(32)
	CMBX NA A.6 Index	(171)	1,760	160	5/11/63	(200 bp) — Monthly	(12)
	CMBX NA A.6 Index	(193)	1,760	160	5/11/63	(200 bp) — Monthly	(34)
	CMBX NA A.6 Index	(84)	880	80	5/11/63	(200 bp) — Monthly	(4)
	CMBX NA A.6 Index	(91)	880	80	5/11/63	(200 bp) — Monthly	(11)
	CMBX NA BB.10 Index	(108,971)	464,000	135,674	11/17/59	(500 bp) — Monthly	26,316
	CMBX NA BB.10 Index	(30,624)	292,000	85,381	11/17/59	(500 bp) — Monthly	54,513
	CMBX NA BB.12 Index	(1,533)	21,000	3,035	8/17/61	(500 bp) — Monthly	1,484
	CMBX NA BB.7 Index	(53,896)	268,000	83,268	1/17/47	(500 bp) — Monthly	29,148
	CMBX NA BB.7 Index	(36,252)	188,000	58,412	1/17/47	(500 bp) — Monthly	22,003
	CMBX NA BB.7 Index	(10,105)	54,000	16,778	1/17/47	(500 bp) — Monthly	6,628
	CMBX NA BB.7 Index	(8,476)	42,000	13,049	1/17/47	(500 bp) — Monthly	4,538
	CMBX NA BB.8 Index	(93,946)	261,871	91,000	10/17/57	(500 bp) — Monthly	(3,164)
	CMBX NA BB.8 Index	(77,599)	213,555	74,210	10/17/57	(500 bp) — Monthly	(3,566)
	CMBX NA BB.8 Index	(52,181)	139,149	48,354	10/17/57	(500 bp) — Monthly	(3,943)
	CMBX NA BB.8 Index	(62,786)	122,722	42,646	10/17/57	(500 bp) — Monthly	(20,242)
	CMBX NA BB.8 Index	(44,441)	121,755	42,310	10/17/57	(500 bp) — Monthly	(2,232)
	CMBX NA BB.8 Index	(22,220)	60,878	21,155	10/17/57	(500 bp) — Monthly	(1,116)
	CMBX NA BB.9 Index	(24,292)	161,000	40,588	9/17/58	(500 bp) — Monthly	16,162
	CMBX NA BB.9 Index	(5,715)	94,000	23,697	9/17/58	(500 bp) — Monthly	17,904
	CMBX NA BB.9 Index	(11,806)	78,000	19,664	9/17/58	(500 bp) — Monthly	7,792
	CMBX NA BB.9 Index	(5,724)	43,000	10,840	9/17/58	(500 bp) — Monthly	5,081
	CMBX NA BB.9 Index	(1,231)	9,000	2,269	9/17/58	(500 bp) — Monthly	1,031
	CMBX NA BBB-.10 Index	(113,959)	676,000	85,244	11/17/59	(300 bp) — Monthly	(29,053)
	CMBX NA BBB-.10 Index	(49,016)	566,000	71,373	11/17/59	(300 bp) — Monthly	22,073
	CMBX NA BBB-.10 Index	(39,854)	323,000	40,730	11/17/59	(300 bp) — Monthly	715
	CMBX NA BBB-.10 Index	(59,128)	250,000	31,525	11/17/59	(300 bp) — Monthly	(27,728)
	CMBX NA BBB-.10 Index	(53,390)	219,000	27,616	11/17/59	(300 bp) — Monthly	(25,884)
	CMBX NA BBB-.10 Index	(27,596)	215,000	27,112	11/17/59	(300 bp) — Monthly	(592)
	CMBX NA BBB-.10 Index	(22,321)	176,000	22,194	11/17/59	(300 bp) — Monthly	(216)
	CMBX NA BBB-.10 Index	(19,291)	161,000	20,302	11/17/59	(300 bp) — Monthly	931
	CMBX NA BBB-.10 Index	(17,629)	139,000	17,528	11/17/59	(300 bp) — Monthly	(170)
	CMBX NA BBB-.10 Index	(27,781)	121,000	15,258	11/17/59	(300 bp) — Monthly	(12,583)
	CMBX NA BBB-.10 Index	(26,413)	121,000	15,258	11/17/59	(300 bp) — Monthly	(11,216)
	CMBX NA BBB-.10 Index	(11,275)	52,000	6,557	11/17/59	(300 bp) — Monthly	(4,744)
	CMBX NA BBB-.10 Index	(9,947)	46,000	5,801	11/17/59	(300 bp) — Monthly	(4,170)
	CMBX NA BBB-.12 Index	(1,052)	19,000	2,339	8/17/61	(300 bp) — Monthly	1,277
	CMBX NA BBB-.13 Index	(35,253)	572,000	77,277	12/16/72	(300 bp) — Monthly	41,739
	CMBX NA BBB-.7 Index	(34,235)	336,000	60,984	1/17/47	(300 bp) — Monthly	26,581
	CMBX NA BBB-.7 Index	(30,222)	476,000	86,394	1/17/47	(300 bp) — Monthly	55,934
	CMBX NA BBB-.8 Index	(53,673)	422,000	55,324	10/17/57	(300 bp) — Monthly	1,440
	CMBX NA BBB-.8 Index	(53,541)	422,000	55,324	10/17/57	(300 bp) — Monthly	1,572
	CMBX NA BBB-.8 Index	(46,734)	343,000	44,967	10/17/57	(300 bp) — Monthly	(1,938)
	CMBX NA BBB-.8 Index	(46,519)	343,000	44,967	10/17/57	(300 bp) — Monthly	(1,724)
	CMBX NA BBB-.8 Index	(47,088)	329,000	43,132	10/17/57	(300 bp) — Monthly	(4,121)
	CMBX NA BBB-.8 Index	(39,437)	253,000	33,168	10/17/57	(300 bp) — Monthly	(6,395)
	CMBX NA BBB-.8 Index	(32,513)	209,000	27,400	10/17/57	(300 bp) — Monthly	(5,218)
	CMBX NA BBB-.8 Index	(18,438)	119,000	15,601	10/17/57	(300 bp) — Monthly	(2,897)
	CMBX NA BBB-.8 Index	(18,438)	118,000	15,470	10/17/57	(300 bp) — Monthly	(3,027)
	CMBX NA BBB-.8 Index	(16,622)	106,000	13,897	10/17/57	(300 bp) — Monthly	(2,779)

Upfront premium received		—			Unrealized appreciation		1,413,842

Upfront premium (paid)		(7,790,969)			Unrealized (depreciation)		(1,489,253)

	Total	$(7,790,969)				Total	$(75,411)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2021 through April 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $424,063,407.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/22
Short-term investments
	Putnam Short Term Investment Fund*	$22,486,178	$168,157,867	$155,553,378	$26,527	$35,090,667

	Total Short-term investments	$22,486,178	$168,157,867	$155,553,378	$26,527	$35,090,667
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,658,927.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $37,304,307.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $138,944.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,509,255.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $309,689,681 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	94.1%
	Indonesia	0.8
	Cote d'Ivoire	0.7
	Dominican Republic	0.5
	Mexico	0.5
	Other	3.4

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $4,998,000 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $36,135,504 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $37,304,307 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$241,385	$930	$—
Energy	113,292	—	—
Government	—	26,341	—
Utilities and power	—	—	—

Total common stocks	354,677	27,271	—
Asset-backed securities	—	1,310,715	—
Convertible bonds and notes	—	17,416,596	—
Corporate bonds and notes	—	87,257,634	—
Foreign government and agency bonds and notes	—	38,935,832	—
Mortgage-backed securities	—	208,167,795	—
Purchased options outstanding	—	1,095,400	—
Purchased swap options outstanding	—	9,786,218	—
Senior loans	—	12,709,224	—
U.S. government and agency mortgage obligations	—	571,934,505	—
U.S. treasury obligations	—	2,136,377	—
Short-term investments	3,060,000	85,966,112	—

Totals by level	$3,414,677	$1,036,743,679	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(439,776)	$—
Futures contracts	4,819,922	—	—
Written options outstanding	—	(965,720)	—
Written swap options outstanding	—	(20,195,199)	—
Forward premium swap option contracts	—	(3,905,049)	—
TBA sale commitments	—	(599,027,928)	—
Interest rate swap contracts	—	10,360,220	—
Total return swap contracts	—	(272,915)	—
Credit default contracts	—	(16,832,150)	—

Totals by level	$4,819,922	$(631,278,517)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$65,000,000
Purchased swap option contracts (contract amount)	$1,891,100,000
Written TBA commitment option contracts (contract amount)	$65,000,000
Written swap option contracts (contract amount)	$1,856,400,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$499,200,000
Centrally cleared interest rate swap contracts (notional)	$1,404,700,000
OTC total return swap contracts (notional)	$5,300,000
OTC credit default contracts (notional)	$164,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com